   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 26, 1998

                                                               FILE NO. 33-80514
                                                               FILE NO. 811-8572
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE


                            SECURITIES ACT OF 1933             / /
                      POST-EFFECTIVE AMENDMENT NO. 7           /X/
                                      AND
                          REGISTRATION STATEMENT UNDER
                       INVESTMENT COMPANY ACT OF 1940          / /
                               AMENDMENT NO. 8                 /X/


                            ------------------------

                              BISHOP STREET FUNDS

               (Exact Name of Registrant as Specified in Charter)

                         C/O THE CT CORPORATION SYSTEM
                                2 Oliver Street
                          Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)
       Registrant's Telephone Number, including Area Code (610) 254-1000

                                  DAVID G. LEE
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

          Richard W. Grant, Esq.              John H. Grady, Jr., Esq.
          Morgan, Lewis & Bockius             Morgan, Lewis & Bockius
          LLP                                 LLP
          2000 One Logan Square               1800 M Street, N.W.
          Philadelphia, Pennsylvania          Washington, D.C. 20036
          19103

                            ------------------------

 It is proposed that this filing will become effective (check appropriate box)


   / /     immediately upon filing pursuant to paragraph (b)
   / /     on [date] pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (a)
   /X/     on April 30, 1998 pursuant to paragraph (a) of
           Rule 485
   / /     75 days after filing pursuant to paragraph (a)



Title of Securities Being Registered......................................  Units of Beneficial Interest


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              BISHOP STREET FUNDS
                             CROSS REFERENCE SHEET
                         POST-EFFECTIVE AMENDMENT NO. 7



N-1A ITEM NO.                                                                        LOCATION
--------------------------------------------------------------  --------------------------------------------------

PART A--

Item 1.     Cover Page........................................  Cover Page
Item 2.     Synopsis..........................................  Transaction and Operating Expenses; Questions &
                                                                 Answers
Item 3.     Condensed Financial Information...................  Financial and Performance Highlights
Item 4.     General Description of Registrant.................  The Trust; General Information--The Trust; Fund
                                                                 Investments & Practices; Investment Restrictions;
                                                                 Glossary; Fund Summary; Fund Objective; Fund
                                                                 Investments; Fund Risks; Risk Considerations
Item 5.     Management of the Fund............................  General Information--Board of Trustees; General
                                                                 Information--Investment Adviser; General
                                                                 Information--Investment Sub-Adviser; General
                                                                 Information--Portfolio Management; General
                                                                 Information-- Distribution; General Information--
                                                                 Administration; Back Cover; Transaction and
                                                                 Operating Expenses
Item 5A.    Management's Discussion of Fund Performance.......                          *
Item 6.     Capital Stock and Other Securities................  General Information--Voting Rights; General
                                                                 Information--Shareholder Inquiries; Tax
                                                                 Information
Item 7.     Purchase of Securities Being Offered..............  How to Purchase Shares; General
                                                                 Information--Distribution; Transaction and
                                                                 Operating Expenses
Item 8.     Redemption or Repurchase..........................  How to Sell Your Shares; How to Exchange Your
                                                                 Shares
Item 9.     Pending Legal Proceedings.........................                          *

PART B--

Item 10.    Cover Page........................................  Cover Page
Item 11.    Table of Contents.................................  Table of Contents
Item 12.    General Information and History...................  The Trust
Item 13.    Investment Objectives and Policies................  Description of Permitted Investments; Investment
                                                                 Limitations; Description of Shares ; Fund
                                                                 Transactions; Appendix
Item 14.    Management of the Registrant......................  Trustees and Officers of the Trust; The
                                                                 Administrator; Limitations of Trustees' Liability

N-1A ITEM NO.                                                                        LOCATION
--------------------------------------------------------------  --------------------------------------------------
Item 15.    Control Persons and Principal Holders of
             Securities.......................................  Trustees and Officers of the Trust; 5%
                                                                 Shareholders
Item 16.    Investment Advisory and Other Services............  The Adviser; The Sub-Adviser; The Administrator;
                                                                 The Distributor; Back Cover (prospectus)
Item 17.    Brokerage Allocation..............................  Fund Transactions
Item 18.    Capital Stock and Other Securities................  Description of Shares; the Trust; Shareholder
                                                                 Liability
Item 19.    Purchase, Redemption, and Pricing of Securities
             Being Offered....................................  Purchase and Redemption of Shares; Determination
                                                                 of Net Asset Value
Item 20.    Tax Status........................................  Taxes
Item 21.    Underwriters......................................  The Distributor
Item 22.    Calculation of Performance Data...................  Performance
Item 23.    Financial Statements..............................  Financial Information


                                     PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

------------------------

* Not Applicable

          A NO-LOAD MUTUAL FUND FAMILY ADVISED BY FIRST HAWAIIAN BANK

                                     BISHOP
                                    -------
                                     STREET
                                    -------
                                     FUNDS

                                   PROSPECTUS
                                 APRIL 30, 1998

                                  EQUITY FUND
                           HAWAII MUNICIPAL BOND FUND
                             HIGH GRADE INCOME FUND
                               MONEY MARKET FUND
                           TREASURY MONEY MARKET FUND

Bishop Street Funds (the Trust) is a mutual fund that offers shares in five separate investment portfolios (each a Fund and together the Funds). This Prospectus provides you with important information about the Funds that you should know before investing. Please read this Prospectus carefully and keep it for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED OF THE TRUST'S SHARES. THE SEC HAS NOT REVIEWED OR APPROVED OF THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY STATEMENT OR REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THE FUNDS:
  - ARE NOT BANK DEPOSITS
  - ARE NOT FEDERALLY INSURED
  - ARE NOT GUARANTEED BY ANY BANK OR GOVERNMENT AGENCY
  - ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS

  INVESTING IN THE FUNDS INVOLVES RISK. YOU MAY LOSE MONEY.

  AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A CONSTANT VALUE OF $1.00 PER SHARE.

WHAT IS A PROSPECTUS?
A prospectus gives you information you need in order to make an informed investment decision. It describes how each Fund operates and invests its assets, and contains expense information.

To guide you through the Prospectus, you should look for:
- FUND SUMMARY -- Provides basic information about a Fund.
- FUND OBJECTIVE -- What is each Fund's goal? What makes one Fund different from another Fund?
- FUND INVESTMENTS -- How do we invest your money? How does the Fund achieve its goal or objective?
- FUND RISKS -- What are the key risks of investing in this Fund?

WHY DO WE USE ITALICIZED PRINT THROUGHOUT THE PROSPECTUS?
Throughout the Prospectus, you will see that we have italicized important terms and words. To help you better understand the Bishop Street Funds and your investment, we explain the meanings and importance of these terms and words in the Glossary.

WHO ARE "WE"?
In this Prospectus, "We" generally means the Bishop Street Funds. "We" sometimes refers to the Adviser or other companies hired by the Trust to perform services.

WHO ARE "YOU"?
In this Prospectus, "You" means the potential investor or shareholder.

TABLE OF CONTENTS

-------------------------------

The Trust........................................................           4
Questions & Answers..............................................           5
Fund Information
  Equity Fund....................................................           6
  Hawaii Municipal Bond Fund.....................................           9
  High Grade Income Fund.........................................          12
  Money Market Fund..............................................          15
  Treasury Money Market Fund.....................................          18
Risk Considerations..............................................          21
How to Purchase Shares...........................................          24
How to Sell Your Shares..........................................          27
How to Exchange Your Shares......................................          28
More Information About Doing Business With Us....................          29
Dividends and Distributions......................................          29
Tax Information..................................................          30
General Information..............................................          32
Fund Investments & Practices.....................................          36
Investment Restrictions..........................................          39
Glossary.........................................................          40

YOU SHOULD NOT INVEST IN THESE FUNDS IF:
- you want FDIC insurance coverage or guaranteed rates of return;
- you are unwilling to accept that you may lose money on your investment; or
- you are unwilling to accept the risks of investing in the Funds.

THE TRUST

-------------------------------------------

Bishop Street Funds is an open-end management investment company, commonly known as a mutual fund. The Funds provide a convenient and economical way for you to invest in a number of professionally managed portfolios of securities. This Prospectus offers shares of the Equity Fund, Hawaii Municipal Bond Fund, and High Grade Income Fund, Money Market Fund and Treasury Money Market Fund.

4       Bishop Street Funds

QUESTIONS & ANSWERS

-------------------------------------------

Below are answers to common questions on investing in mutual funds. If you need more information, please contact us at 1-800-262-9565.

WHO SHOULD INVEST IN MUTUAL FUNDS?
Mutual funds are appropriate for people who want a range of investment opportunities, but don't have the time or expertise to manage their investments themselves.

HOW SAFE IS MY INVESTMENT?
It's important to realize that your principal and rate of return are not insured or guaranteed by the U.S. Government, unlike bank accounts and CDs. Like all investments, mutual funds involve risk--including the risk of loss of principal--in exchange for the opportunity for gain.

CAN I SELL MY FUND SHARES QUICKLY IF NEEDED?
Yes. You can sell (redeem) your shares on any business day at their current net asset value. Of course, share prices will fluctuate, and Fund shares may be worth more or less than the original purchase price when redeemed.

WHAT ARE THE COSTS ASSOCIATED WITH PURCHASING SHARES OF THE BISHOP STREET FUNDS? The Bishop Street Funds are offered to the public "no-load." We do not charge a sales commission when you invest in the Funds or redeem your shares. You'll find more detailed information on Fund fees and expenses in the pages that follow.

WHAT ARE THE TAX CONSEQUENCES OF MUTUAL FUND INVESTING?
Generally speaking, dividend income from mutual funds is taxed at regular income tax rates, while capital gains distributions (if any) are taxed at the capital gains rate. Tax-exempt funds, a special kind of mutual fund, generate returns that are exempt from federal and/or state income tax. Consult your tax advisor for more information on the tax consequences of your mutual fund investment.

                                                         Bishop Street Funds   5

EQUITY FUND

-------------------------------------------
      FUND SUMMARY
       Main Objective: Long-term growth of capital
       Secondary Objective: Current income
       Investment Focus: Common stocks
       Share Price Volatility: High
       [LOGO]
---------------------------------------------------------------------
      FUND OBJECTIVE
       The Equity Fund seeks to produce long-term growth of capital, with a secondary goal of current income.
       [LOGO]
---------------------------------------------------------------------
      FUND INVESTMENTS
       The Equity Fund offers you the opportunity to realize long-term growth of capital, combined with current income, by investing in a diversified portfolio of EQUITY SECURITIES. It is designed for investors who are willing to accept the risk of share price VOLATILITY in exchange for long-term growth potential.
       [LOGO]

       The Equity Fund primarily invests in a diversified portfolio of EQUITY SECURITIES traded in the U.S. that the Adviser believes have potential for capital appreciation. Generally, the Fund invests in securities of companies with market capitalizations in excess of $500 million. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS & PRACTICES."
---------------------------------------------------------------------
      FUND RISKS
       The Equity Fund is subject to the following types of risks:
       - Event Risk  - Fund Risk  - Market Risk
       For a description of these risks, see "RISK CONSIDERATIONS."
       [LOGO]

6       Bishop Street Funds

-------------------------------------------

      TRANSACTION AND OPERATING EXPENSES
       The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in shares of the Equity Fund.
       [LOGO]

       SHAREHOLDER TRANSACTION EXPENSES                                     NONE

        (FINANCIAL INTERMEDIARIES MAY IMPOSE ACCOUNT FEES OR OTHER CHARGES.)

       ANNUAL FUND OPERATING EXPENSES (AS A
        PERCENTAGE OF NET ASSETS)
           Investment Advisory Fees
            After Fee Waivers(1)               %
           Other Expenses After Expense
            Reimbursements(2)                  %
           Total Operating Expenses
            After Fee Waivers and
            Reimbursements(3)                  %

        (1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .74%.
        (2) ABSENT EXPENSE REIMBURSEMENTS, OTHER EXPENSES WOULD BE     %.
        (3) ABSENT THE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND
            OPERATING EXPENSES WOULD BE    %. THESE WAIVERS AND REIMBURSEMENTS
            ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME.

       EXAMPLE                       1 YEAR       3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------
       You would pay the
        following expenses on a
        $1,000 investment,
        assuming:
       (1) a 5% annual return;
        and
       (2) redemption at the end
        of each time period.        $            $            $             $

       YOU SHOULD NOT CONSIDER THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATION OR REPRESENTATION OF THE FUND'S PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN ABOVE. If you purchase shares through a FINANCIAL INTERMEDIARY, you may be charged separate fees by the FINANCIAL INTERMEDIARY.

                                                         Bishop Street Funds   7

EQUITY FUND

-------------------------------------------
      FINANCIAL AND PERFORMANCE HIGHLIGHTS
       The table that follows presents information about the investment results of the Equity Fund. The financial highlights for the Fund for the period from inception through December 31, 1997 have been audited by
                       , independent public accountants, whose report appears in our annual report and accompanies the Statement of Additional Information. The annual report, which contains more information about the Fund's performance, is available at no charge by calling us at 1-800-262-9565.
       [LOGO]
For a Share Outstanding Throughout The Period Ended December 31,

                                                               1997(1)
Net Asset Value, Beginning of Period                          $
Net Investment Income (Loss)                                  $
Realized and Unrealized Net Gain (Losses) on Investments      $
Distributions from Net Investment Income                      $
Distributions from Realized Capital Gains (Losses)            $
Net Asset Value, End of Period                                $
Total Return                                                         %*
Net Assets, End of Period (000)                               $
Ratio of Expenses to Average Net Assets                              %*
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Reimbursements)                                                 %*
Ratio of Net Investment Income (Loss) to Average Net Assets          %*
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers and Reimbursements)                              %*
Portfolio Turnover Rate(2)                                            %
Average Commission Rate**                                     $

(*)    ANNUALIZED
(**) AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING THE PERIOD.
(1)    COMMENCED OPERATIONS ON JANUARY 31, 1997.
(2) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN TRANSACTION COSTS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

8       Bishop Street Funds

HAWAII MUNICIPAL BOND FUND

-------------------------------------------
      FUND SUMMARY
       Main objective: High double tax-exempt income
       Credit Quality: Investment Grade
       Investment Focus: Tax-exempt securities
       Share Price Volatility: Moderate
       [LOGO]
---------------------------------------------------------------------
      FUND OBJECTIVE
       The Hawaii Municipal Bond Fund seeks to provide current income that is exempt from regular Federal and State of Hawaii income taxes.
       [LOGO]
---------------------------------------------------------------------
      FUND INVESTMENTS
       The Hawaii Municipal Bond Fund can help you keep more of the income you earn by investing in securities that pay income that is exempt from both federal and Hawaii personal income taxes. It is designed for investors who want tax-exempt income, and who are willing to accept some share price VOLATILITY.
       [LOGO]

       The Hawaii Municipal Bond Fund primarily invests in INVESTMENT GRADE SECURITIES that pay income exempt from regular federal income tax and state of Hawaii income taxes, such as HAWAII MUNICIPAL SECURITIES and DEBT OBLIGATIONS issued by Guam, Puerto Rico and the U.S. Virgin Islands. There is no restriction upon the amount of the Fund's assets that may be invested in obligations that pay income treated as a preference item for purposes of the federal alternative minimum tax. To some extent, the Fund also may invest in TAXABLE SECURITIES, and may engage in other investment practices. See "FUND INVESTMENTS & PRACTICES."

       The Fund is a non-diversified fund. This means that the Fund may invest in securities of a smaller number of issuers (e.g. Hawaii issuers) compared to a DIVERSIFIED FUND. As a result, the Fund may be more susceptible than a DIVERSIFIED FUND to the risks associated with a particular issuer. See "INVESTMENT RESTRICTIONS" and the Glossary for more information.

       There is no restriction on the Fund's AVERAGE WEIGHTED MATURITY or on the maturity of any single security. The Adviser will use its judgment to invest in securities with maturities that will provide a high level of current income in light of current market conditions.

                                                         Bishop Street Funds   9

HAWAII MUNICIPAL BOND FUND

-------------------------------------------

      FUND RISKS
       The Hawaii Municipal Bond Fund is subject to the following types of risks:
       - Call Risk  - Credit Risk  - Event Risk  - Fund Risk
       - Geographic Risk  - Interest Rate Risk  - Market Risk
       For a description of these risks, see "RISK CONSIDERATIONS."
       [LOGO]
---------------------------------------------------------------------
      TRANSACTION AND OPERATING EXPENSES
       The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in shares of the Hawaii Municipal Bond Fund. [LOGO]

       SHAREHOLDER TRANSACTION EXPENSES                        NONE
        (FINANCIAL INTERMEDIARIES MAY IMPOSE ACCOUNT FEES
         OR OTHER CHARGES.)
       ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET
        ASSETS)
           Investment Advisory Fees After Fee Waivers(1)          %
           Other Expenses After Expense Reimbursements(2)         %
           Total Operating Expenses After Fee Waivers and
            Reimbursements(3)                                     %

        (1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .35%.
        (2) ABSENT EXPENSE REIMBURSEMENTS, OTHER EXPENSES WOULD BE    %.
        (3) ABSENT THE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND
            OPERATING EXPENSES WOULD BE    %. THESE WAIVERS AND REIMBURSEMENTS
            ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME.

EXAMPLE                       1 YEAR       3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
You would pay the
 following expenses on a
 $1,000 investment,
 assuming:
(1) a 5% annual return;
 and
(2) redemption at the end
 of each time period.        $            $            $             $

       YOU SHOULD NOT CONSIDER THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATION OR REPRESENTATION OF THE FUND'S PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN ABOVE. If you purchase shares through a FINANCIAL INTERMEDIARY, you may be charged separate fees by the FINANCIAL INTERMEDIARY.

10      Bishop Street Funds

-------------------------------------------
      FINANCIAL AND PERFORMANCE HIGHLIGHTS
       The table that follows presents information about the investment results of the Hawaii Municipal Bond Fund. The financial highlights for the Fund for the period from inception through December 31, 1996 have been audited by Coopers & Lybrand L.L.P., independent public accountants, whose report appears in our annual report and accompanies the Statement of Additional Information. The annual report, which contains more information about the Fund's performance, is available at no charge by calling us at 1-800-262-9565.
       [LOGO]

For a Share Outstanding Throughout The Period Ended December 31,

                                                1997        1996      1995(1)
Net Asset Value, Beginning of Period          $               10.47      10.00
Net Investment Income (Loss)                  $                0.55       0.45
Net Realized and Unrealized Gain (Loss) on
 Investments                                  $              (0.12)       0.47
Distributions from Net Investment Income      $              (0.55)     (0.45)
Distributions from Realized Capital Gains
 (Losses)                                     $              (0.01)         --
Net Asset Value, End of Period                $               10.34      10.47
Total Return**                                        %        4.21     10.91*
Net Assets, End of Period (000)               $              15,408      9,411
Ratio of Expenses to Average Net Assets               %        0.21      0.27*
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Reimbursements)               %        0.85      1.10*
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                   %        5.33      5.24*
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding Waivers and
 Reimbursements)                                      %        4.68      4.40*
Portfolio Turnover Rate                               %          27         68

(*)    ANNUALIZED
(**)   DOES NOT REFLECT THE SALES CHARGE.
(1)    COMMENCED OPERATIONS ON FEBRUARY 15, 1995.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                         Bishop Street Funds  11

HIGH GRADE INCOME FUND

-------------------------------------------
      FUND SUMMARY
       Main Objective: High total return
       Credit Quality: High (AA rating or better)
       Investment Focus: Corporate and U.S. Government Obligations
       Share Price Volatility: Moderate
       [LOGO]
---------------------------------------------------------------------
      FUND OBJECTIVE
       The High Grade Income Fund seeks to provide high total return consistent with prudent investment risk.
       [LOGO]
---------------------------------------------------------------------
      FUND INVESTMENTS
       The High Grade Income Fund is designed for conservative investors who want a higher level of income than most money market funds provide and are willing to accept some share price VOLATILITY.
       [LOGO]

       The High Grade Income Fund primarily invests in high grade DEBT OBLIGATIONS denominated in U.S. dollars and issued by domestic and foreign corporations and governments. The Adviser considers high grade DEBT OBLIGATIONS to be those that are rated in the two highest ratings categories by either S&P, Moody's or other ratings agencies.

       The Fund may invest in INVESTMENT GRADE OBLIGATIONS, SECURITIES OF FOREIGN ISSUERS, MORTGAGE- and ASSET-BACKED SECURITIES, and VARIABLE AND FLOATING RATE INSTRUMENTS. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS & PRACTICES."

       Under normal market conditions, the High Grade Income Fund's AVERAGE WEIGHTED MATURITY will range from 5 to 12 years. The Fund's AVERAGE WEIGHTED MATURITY will directly impact the Fund's exposure to interest rate risk. The Fund's intermediate-term maturity should allow the Fund to seek higher yields than shorter-term bond funds with less sensitivity to changing interest rates than longer-term bond funds.

12      Bishop Street Funds

-------------------------------------------

      FUND RISKS
       The High Grade Income Fund may be subject to the following types of risks:
       - Call Risk  - Credit Risk  - Currency Risk  - Event Risk
       - Foreign Security Risks  - Fund Risk  - Prepayment Risk
       - Interest Rate Risk  - Market Risk
       For a description of these risks, please see "RISK CONSIDERATIONS."
       [LOGO]
---------------------------------------------------------------------
      TRANSACTION AND OPERATING EXPENSES
       The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in shares of the High Grade Income Fund. [LOGO]

       SHAREHOLDER TRANSACTION EXPENSES     NONE
        (FINANCIAL INTERMEDIARIES MAY
         IMPOSE ACCOUNT FEES OR OTHER
         CHARGES.)
       ANNUAL FUND OPERATING EXPENSES (AS A
        PERCENTAGE OF NET ASSETS)
           Investment Advisory Fees
            After Fee Waivers(1)               %
           Other Expenses After Expense
            Reimbursements(2)                  %
           Total Operating Expenses
            After Fee Waivers and
            Reimbursements(3)                  %

        (1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .55%.
        (2) ABSENT EXPENSE REIMBURSEMENTS, OTHER EXPENSES WOULD BE .  %.
        (3) ABSENT THE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND
            OPERATING EXPENSES WOULD BE    %. THESE WAIVERS AND REIMBURSEMENTS
            ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME.

       EXAMPLE                       1 YEAR       3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------
       You would pay the
        following expenses on a
        $1,000 investment,
        assuming:
       (1) a 5% annual return;
        and
       (2) redemption at the end
        of each time period.        $            $            $             $

       YOU SHOULD NOT CONSIDER THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATION OR REPRESENTATION OF THE FUND'S PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN ABOVE. If you purchase shares through a FINANCIAL INTERMEDIARY, you may be charged separate fees by the FINANCIAL INTERMEDIARY.

                                                         Bishop Street Funds  13

HIGH GRADE INCOME FUND

-------------------------------------------
      FINANCIAL AND PERFORMANCE HIGHLIGHTS
       The table that follows presents information about the investment results of the High Grade Income Fund. The financial highlights for the Fund for the period from inception through December 31, 1997 have been audited by
               , independent public accountants, whose report appears in our annual report and accompanies the Statement of Additional Information. The annual report, which contains more information about the Fund's performance, is available at no charge by calling us at 1-800-262-9565. [LOGO]

For a Share Outstanding Throughout The Period Ended December 31,

                                                               1997(1)
Net Asset Value, Beginning of Period                         $
Net Investment Income (Loss)                                 $
Realized and Unrealized Net Gain (Losses) on Investments     $
Distributions from Net Investment Income                     $
Distributions from Realized Capital Gains (Losses)           $
Net Asset Value, End of Period                               $
Total Return                                                        %*
Net Assets, End of Period (000)                              $
Ratio of Expenses to Average Net Assets                             %*
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Reimbursements)                                                %*
Ratio of Net Investment Income (Loss) to Average Net Assets         %*
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers and Reimbursements)                             %*
Portfolio Turnover Rate(2)                                           %

(*)   ANNUALIZED
(1)   COMMENCED OPERATIONS ON JANUARY 31, 1997.
(2) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER TRANSACTION COSTS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

14      Bishop Street Funds

MONEY MARKET FUND

-------------------------------------------
      FUND SUMMARY
       Main Objective: Maximum stability and liquidity
       Credit Quality: High
       Secondary Objective: Current income
       Investment Focus: Short-term money market securities
       Share Price Volatility: Very Low
       [LOGO]
---------------------------------------------------------------------
      FUND OBJECTIVE
       The Money Market Fund seeks to preserve principal and maintain a high degree of liquidity while providing current income.
       [LOGO]
---------------------------------------------------------------------
      FUND INVESTMENTS
       The Money Market Fund is appropriate for conservative, income-oriented investors who want a "parking place" for money earmarked for near-term needs or awaiting investment, or who want market returns without taking significant principal risk. The Money Market Fund invests in high quality MONEY MARKET INSTRUMENTS denominated in U.S. dollars. The Money Market Fund may enter into REPURCHASE AGREEMENTS, and may invest in YANKEE BONDS and VARIABLE AND FLOATING RATE INSTRUMENTS. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS & PRACTICES."
       [LOGO]

       The Money Market Fund complies with SEC rules which impose certain quality, maturity and diversification requirements. The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable net asset value per share. All securities purchased by the Fund must have remaining maturities of 397 calendar days or less. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.
---------------------------------------------------------------------
      FUND RISKS
       The Money Market Fund may be subject to the following types of risks:
       - Call Risk   - Credit Risk   - Event Risk   - Fund Risk - Interest Rate
       Risk   - Market Risk
       For a description of these risks, see "RISK CONSIDERATIONS."
       [LOGO]

                                                         Bishop Street Funds  15

MONEY MARKET FUND

-------------------------------------------

      TRANSACTION AND OPERATING EXPENSES
       The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in shares of the Money Market Fund.
       [LOGO]

       SHAREHOLDER TRANSACTION EXPENSES   NONE
        (FINANCIAL INTERMEDIARIES MAY
         IMPOSE ACCOUNT FEES OR OTHER
         CHARGES.)
       ANNUAL FUND OPERATING EXPENSES
        (AS A PERCENTAGE OF NET ASSETS)
           Investment Advisory Fees
            After Fee Waivers(1)               %
           Other Expenses After Expense
            Reimbursements(2)                  %
           Total Operating Expenses
            After Fee Waivers and
            Reimbursements(3)                  %

        (1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .55%.
        (2) ABSENT EXPENSE REIMBURSEMENTS, OTHER EXPENSES WOULD BE .   %.
        (3) ABSENT THE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND
            OPERATING EXPENSES WOULD BE    %. THESE WAIVERS AND REIMBURSEMENTS
            ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME.

       EXAMPLE                       1 YEAR       3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------
       You would pay the
        following expenses on a
        $1,000 investment,
        assuming:
       (1) a 5% annual return;
        and
       (2) redemption at the end
        of each time period.        $            $            $             $

       YOU SHOULD NOT CONSIDER THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATION OR REPRESENTATION OF THE FUND'S PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN ABOVE. If you purchase shares through a FINANCIAL INTERMEDIARY, you may be charged separate fees by the FINANCIAL INTERMEDIARY.

16      Bishop Street Funds

-------------------------------------------
      FINANCIAL AND PERFORMANCE HIGHLIGHTS
       The table that follows presents information about the investment results of the Money Market Fund. The financial highlights for the Fund for the period from inception through December 31, 1996 have been audited by Coopers & Lybrand L.L.P., independent public accountants, whose report appears in our annual report and accompanies the Statement of Additional Information. The annual report, which contains more information about the Fund's performance, is available at no charge by calling us 1-800-262-9565.
       [LOGO]

For a Share Outstanding Throughout The Period Ended December 31,

                                                1997        1996      1995(1)
Net Asset Value, Beginning of Period          $                1.00       1.00
Net Investment Income (Loss)                  $                0.05       0.05
Net Realized and Unrealized Gain (Loss) on
 Investments                                  $                  --         --
Distributions from Net Investment Income      $              (0.05)     (0.05)
Distributions from Realized Capital Gains
 (Losses)                                     $                  --         --
Net Asset Value, End of Period                $                1.00       1.00
Total Return                                          %        5.12      5.67*
Net Assets, End of Period (000)               $             274,125    305,120
Ratio of Expenses to Average Net Assets               %        0.49      0.50*
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Reimbursements)               %        0.60      0.66*
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                   %        5.01      5.50*
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding Waivers and
 Reimbursements)                                      %        4.90      5.34*

* ANNUALIZED
1 COMMENCED OPERATIONS ON JANUARY 30, 1995.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                         Bishop Street Funds  17

TREASURY MONEY MARKET FUND

-------------------------------------------
      FUND SUMMARY
       Main Objective: Maximum stability and liquidity
       Investment Focus: U.S. Treasury Obligations
       Secondary Objective: Current income
       Credit Quality: High
       Share Price Volatility: Very Low
       [LOGO]
---------------------------------------------------------------------
      FUND OBJECTIVE
       The Treasury Money Market Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. [LOGO]
---------------------------------------------------------------------
      FUND INVESTMENTS
       The Treasury Money Market Fund is appropriate for conservative, income-oriented investors who want a "parking place" for money earmarked for near-term needs or awaiting investment, or who want market returns without taking significant principal risk. The Treasury Money Market Fund invests exclusively in U.S. TREASURY OBLIGATIONS and REPURCHASE AGREEMENTS involving U.S. TREASURY OBLIGATIONS. The Fund may engage in certain investment practices. See "FUND INVESTMENTS & PRACTICES."
       [LOGO]

       The Treasury Money Market Fund complies with SEC rules which impose certain quality, maturity and diversification requirements. The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable net asset value per share. All securities purchased by the Fund must have remaining maturities of 397 calendar days or less. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.
---------------------------------------------------------------------
      FUND RISKS
       The Treasury Money Market Fund may be subject to the following types of risks:
       - Fund Risk  - Interest Rate Risk  - Market Risk
       For a description of these risks, see "RISK CONSIDERATIONS."
       [LOGO]

18      Bishop Street Funds

-------------------------------------------

      TRANSACTION AND OPERATING EXPENSES
       The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in shares of the Treasury Money Market Fund. [LOGO]

       SHAREHOLDER TRANSACTION EXPENSES   NONE
        (FINANCIAL INTERMEDIARIES MAY
         IMPOSE ACCOUNT FEES OR OTHER
         CHARGES.)
       ANNUAL FUND OPERATING EXPENSES (AS A
        PERCENTAGE OF NET ASSETS)
           Investment Advisory Fees
            After Fee Waivers(1)               %
           Other Expenses After Expense
            Reimbursements(2)                  %
           Total Operating Expenses
            After Fee Waivers and
            Reimbursements(3)                  %

        (1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .30%.
        (2) ABSENT EXPENSE REIMBURSEMENTS, OTHER EXPENSES WOULD BE    %.
        (3) ABSENT THE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND
            OPERATING EXPENSES WOULD BE    %. THESE WAIVERS AND REIMBURSEMENTS
            ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME.

       EXAMPLE                       1 YEAR       3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------
       You would pay the
        following expenses on a
        $1,000 investment,
        assuming:
       (1) a 5% annual return;
        and
       (2) redemption at the end
        of each time period.        $            $            $             $

       YOU SHOULD NOT CONSIDER THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATION OR REPRESENTATION OF THE FUND'S PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN ABOVE. If you purchase shares through a FINANCIAL INTERMEDIARY, you may be charged separate fees by the FINANCIAL INTERMEDIARY.

                                                         Bishop Street Funds  19

TREASURY MONEY MARKET FUND

-------------------------------------------
      FINANCIAL AND PERFORMANCE HIGHLIGHTS
       The table that follows presents information about the investment results of the Treasury Money Market Fund. The financial highlights for the Fund for the period from inception through December 31, 1996 have been audited by Coopers & Lybrand L.L.P., independent public accountants, whose report appears in our annual report and accompanies the Statement of Additional Information. The annual report, which contains more information about the Fund's performance, is available at no charge by calling us at 1-800-262-9565.
       [LOGO]

For a Share Outstanding Throughout The Period Ended December 31,

                                                            1997    1996(1)
Net Asset Value, Beginning of Period                  $                1.00
Net Investment Income (Loss)                          $                0.03
Net Realized and Unrealized Gain (Loss) on
 Investments                                          $                  --
Distributions from Net Investment Income              $              (0.03)
Distributions from Realized Capital Gains (Losses)    $                  --
Net Asset Value, End of Period                        $                1.00
Total Return                                                  %       5.08*
Net Assets, End of Period (000)                       $             180,201
Ratio of Expenses to Average Net Assets                       %        0.42
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Reimbursements)                                  %        0.65
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                   %        4.96
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers and Reimbursements)            %        4.74

(*)   ANNUALIZED
(1)   COMMENCED OPERATIONS ON MAY 1, 1996.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
        THERE CAN BE NO ASSURANCE THAT A FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. EACH FUND'S INVESTMENT OBJECTIVE IS FUNDAMENTAL AND MAY
                  NOT BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

20      Bishop Street Funds

RISK CONSIDERATIONS

-------------------------------------------

                                                FUNDS SUBJECT TO
TYPE OF RISK                                    THAT RISK
CALL RISK -- The possibility that during        Hawaii Municipal Bond
periods of falling interest rates, debt          Fund
obligations with high interest rates will be    High Grade Income Fund
prepaid (or "called") by the issuer prior to    Money Market Fund
maturity. This may cause a Fund's AVERAGE
WEIGHTED MATURITY to fluctuate, and may
require a Fund to invest the resulting
proceeds elsewhere, at generally lower
interest rates.

CREDIT RISK -- The possibility that an issuer   Hawaii Municipal Bond
will be unable to make timely payments of        Fund
either principal or interest.                   High Grade Income Fund
                                                Money Market Fund

CURRENCY RISK -- The possibility that changes   High Grade Income Fund
in foreign exchange rates will affect,
favorably or unfavorably, the value of foreign
securities or the U.S. dollar amount of income
or gain received on such securities.

EVENT RISK -- The possibility that issuers of   Equity Fund
securities may suffer substantial declines in   Hawaii Municipal Bond
credit quality and market value due to           Fund
corporate or governmental restructurings, such  High Grade Income Fund
declines may impact the market value of their   Money Market Fund
securities. While event risk may be high for
certain securities held by a Fund, Event Risk
is lessened by diversification of the Fund's
holdings.

FOREIGN SECURITY RISKS -- There are risks       High Grade Income Fund
associated with investing in SECURITIES OF
FOREIGN ISSUERS, including:
  CURRENCY FLUCTUATIONS -- Changes in foreign
  exchange rates may affect, favorably or
  unfavorably, the value of foreign securities
  or the U.S. dollar amount of income or gain
  received on such securities.
  VOLATILITY -- Foreign markets can be more
  volatile than in U.S. markets. Diplomatic,
  political, or economic developments may
  affect investments in foreign countries.

                                                         Bishop Street Funds  21

RISK CONSIDERATIONS

-------------------------------------------

                                                FUNDS SUBJECT TO
TYPE OF RISK                                    THAT RISK
FOREIGN SECURITY RISKS (CONT')
  FOREIGN TAXES -- Some foreign governments
  levy withholding taxes against dividend and
  interest income. Although in some countries
  a portion of these taxes are recoverable,
  the non-recovered portion will reduce the
  income received from such securities.
  REGULATORY ENVIRONMENT -- Foreign companies
  generally are not subject to uniform
  accounting, auditing, and financial
  reporting standards comparable to those
  applicable to U.S. companies. Foreign banks
  and issuers and foreign branches of U.S.
  banks may be subject to less stringent
  reserve requirements and to different
  accounting, auditing, reporting and record
  keeping standards than those applicable to
  U.S. banks and issuers and domestic branches
  of U.S. banks. There is generally less
  government regulation of securities
  exchanges, brokers, and listed companies
  abroad than in the U.S.

FUND RISK -- The possibility that a Fund's      All Funds
performance during a specific period may not
meet, or exceed, that of its market benchmark.

GEOGRAPHIC RISK -- The risk that a Fund's       Hawaii Municipal Bond
concentration of investments in securities of    Fund
issuers located in a single state or
geographic region subject that Fund to
economic conditions and government policies of
that state or region that could adversely
affect the value of a Fund's investments.

INTEREST RATE RISK -- The potential for a       Hawaii Municipal Bond
decline in the price of fixed-income             Fund
securities due to rising interest rates. This   High Grade Income Fund
risk is greater for long-term securities than   Money Market Fund
short-term securities.                          Treasury Money
                                                 Market Fund

22      Bishop Street Funds

-------------------------------------------

                                                FUNDS SUBJECT TO
TYPE OF RISK                                    THAT RISK
MARKET RISK -- The possibility that stock or    All Funds
bond prices in general will decline over
short, or even extended, periods of time.
Markets tend to be cyclical, and consequently,
will experience periods when prices generally
rise and periods when prices generally
decline.

PREPAYMENT RISK -- The risk that                High Grade Income Fund
MORTGAGE-BACKED and ASSET-BACKED SECURITIES
may be retired substantially earlier than
their stated maturities or final distribution
dates, resulting in a loss of all, or part, of
any premium paid. This may require a Fund to
reinvest the resulting proceeds elsewhere,
generally at lower interest rates. This also
may cause the Fund's AVERAGE WEIGHTED MATURITY
to fluctuate.

                                                         Bishop Street Funds  23

HOW TO PURCHASE SHARES

-------------------------------------------
      GENERAL INFORMATION
       You may purchase shares of the Funds directly from us by mail or wire. You also may purchase shares from a First Hawaiian Bank representative or through FINANCIAL INTERMEDIARIES.

       Fund shares are offered continuously and without a sales charge. The price per share (the offering price) will be the net asset value per share (NAV) next determined after we receive your purchase. You may purchase a Fund's shares on any day that we calculate the Fund's NAV. We calculate NAV on days that the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are both open for business (a Business Day).

       The NAV of the Funds is calculated by:
       (1) taking the current market value of a Fund's total assets;
       (2) subtracting the Fund's liabilities; and
       (3) dividing the result by the total number of shares owned by the Fund's shareholders.

       The Money Market and Treasury Money Market Funds are required to use the amortized cost valuation method to determine the current market value of their assets. The amortized cost method is described in detail in our Statement of Additional Information. We expect the NAV for the Money Market and Treasury Money Market Funds to remain constant at $1.00 per share.

       For the Money Market and Treasury Money Market Funds, we calculate NAV as of 1:00 p.m., Eastern time, on each Business Day. For the Equity, High Grade Income and Hawaii Municipal Bond Funds, we calculate NAV as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time). If we receive your order and payment before NAV is calculated, then your purchase order will be effective that same Business Day. If we receive your order and payment after NAV is calculated, your purchase order will be effective the next Business Day.

       PURCHASING DIRECTLY FROM THE TRANSFER AGENT
       If you decide to buy shares directly, call us at 1-800-262-9565 to obtain an Account Application, if you do not already have one. You should make your check or money order payable in U.S. dollars to "Bishop Street Funds" and include the name of the appropriate Fund on your check. WE CANNOT ACCEPT THIRD PARTY CHECKS, CREDIT CARDS, CREDIT CARD CHECKS, OR CASH.

24      Bishop Street Funds

-------------------------------------------

       BY MAIL
       You can mail your Account Application and check (or money order) to us at:
              Bishop Street Funds
              c/o DST Systems, Inc.
              P.O. Box 419721
              Kansas City, Missouri 64141-6721

       We will complete your purchase order when we receive your payment. PLEASE NOTE THAT IF YOU PURCHASE SHARES WITH A CHECK AND THEN SELL THOSE SHARES WITHIN A SHORT PERIOD OF TIME, WE MAY DELAY PAYMENT TO YOU UNTIL YOUR CHECK CLEARS OR FOR UP TO 15 BUSINESS DAYS, WHICHEVER COMES FIRST. If your check does not clear, your purchase will be canceled and you could be liable for any costs incurred.

       BY WIRE
       You may purchase shares by wiring Federal Funds to us. Before you wire funds, you must contact us and complete an Account Application. After you have established an account, you may purchase shares by wire as long as you first call us at 1-800-262-9565 and then include your account number in the wire instructions. Fund shares cannot be purchased by wire on Federal holidays that restrict wire transfers.

       PURCHASING THROUGH A FINANCIAL INTERMEDIARY
       Fund shares are sold without a sales charge. However, FINANCIAL INTERMEDIARIES may charge fees for services provided in connection with purchasing shares. FINANCIAL INTERMEDIARIES also may set an earlier time for a purchase order to be effective on the same Business Day. This allows the FINANCIAL INTERMEDIARY time to process and transmit your order to us. For more information about how to purchase shares through a FINANCIAL INTERMEDIARY, you should contact that FINANCIAL INTERMEDIARY directly.

       INITIAL PURCHASE
       To purchase shares of any Fund for the first time, you must invest at least $1,000 in any Fund. Officers, directors, and employees of First Hawaiian Bank or its affiliates, and those investing in retirement plans may buy shares with an initial purchase of $500 in any Fund. Officers, directors and employees of First Hawaiian Bank or its affiliates who have arranged to purchase shares through the Automatic Investment Plan (see "Automatic Investment Plan" below) may buy shares with an initial purchase of $100 in any Fund.

                                                         Bishop Street Funds  25

HOW TO PURCHASE SHARES

-------------------------------------------

       ADDITIONAL PURCHASES
       To purchase additional shares of any Fund, you must invest at least $100. If you have arranged to purchase shares through the Automatic Investment Plan (see below), then you must invest at least $50.

       PURCHASING BY AUTOMATIC INVESTMENT PLAN (AIP)
       You may purchase additional shares automatically through regular deductions from your checking or savings account. After you have established an account and have submitted the minimum initial investment (see "Initial Purchase" above for those persons exempt from the minimum initial investments), you may begin regularly scheduled investments of at least $50 per month. You may select the AIP on your Application Form. Please contact us at 1-800-262-9565 or your FINANCIAL INTERMEDIARY to obtain an Account Application, if you do not already have one.

       PURCHASES -- THE DISTRIBUTOR
       We reserve the right to reject a purchase order for shares if we determine that accepting the order would not be in the best interests of the Trust or its shareholders. We may waive minimum initial and additional purchase amounts at our discretion.

26      Bishop Street Funds

HOW TO SELL YOUR SHARES

-------------------------------------------

       You may sell (also known as redeem) your shares on any Business Day by contacting us by mail or telephone. If your request is for more than $5,000 or if you are requesting that the proceeds from your redemption be sent to an address or an account that is different from what we have on our records, then we may require a written redemption request with a signature guarantee (a notarized signature is not sufficient).

       The redemption price of each share will be the next NAV determined after we receive your redemption request. In other words, we must receive redemption requests for a Fund by the time the Fund's NAV is calculated to get that Business Day's NAV.

       If you purchased your shares through a FINANCIAL INTERMEDIARY rather than directly from us, you should contact your FINANCIAL INTERMEDIARY for instructions on how to redeem shares. You may have to transmit your redemption request to the FINANCIAL INTERMEDIARY at an earlier time in order for your redemption to be effective that Business Day.

       RECEIVING YOUR MONEY
       Your redemption proceeds normally will be sent within 7 Business Days after we receive your request. Your proceeds can be sent to you by check or, if your redemption proceeds are in excess of $500, wired to your bank account for a $15 fee. We reserve the right to waive the $15 wire fee at our discretion. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AN AIP, THEN YOUR PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

       REDEMPTIONS IN KIND
       We intend to pay your redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the remaining shareholders of the Fund) we reserve the right to pay all or part of your redemption proceeds in liquid securities that have a market value equal to the redemption price (a "redemption in kind"). Although it is highly unlikely that your shares would ever actually be redeemed in kind, if it did happen, you would probably have to pay the brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains.

       SYSTEMATIC WITHDRAWAL PLAN (SWP)
       Under the Systematic Withdrawal Plan (SWP), you may arrange monthly, quarterly, semi-annual, or annual automatic withdrawals of $50 or more

                                                         Bishop Street Funds  27

HOW TO SELL YOUR SHARES

-------------------------------------------
       from any Fund. The proceeds can be mailed to you or electronically transferred to your bank account. If you automatically reinvest your dividends (see "DIVIDENDS AND DISTRIBUTIONS" below) and have an account:

       - in the Equity, High Grade Income and Hawaii Municipal Bond Funds that is worth, in the aggregate, at least $10,000;
         or

       - in the Money Market and Treasury Money Market Funds that is worth, in the aggregate, at least $20,000;

       then you may use the SWP.

       You may change or cancel your SWP at any time by giving us written notice. We may require a signature guarantee on the written notice. You may select the SWP on your Application Form. If you need an Application Form, please call us at 1-800-262-9565.

       INVOLUNTARY REDEMPTIONS
       If your account balance drops below the required minimum initial purchase amount due to redemptions, including redemptions through the SWP, from your account, you may be required to redeem your remaining shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid the involuntary redemption.

HOW TO EXCHANGE YOUR SHARES
-------------------------------------------

       You may exchange shares of any Fund for shares of any other Fund. You can request an exchange by mail, or by telephone if you elected the telephone exchange option on your Account Application. If you purchased Fund shares through a FINANCIAL INTERMEDIARY, you should contact your FINANCIAL INTERMEDIARY to exchange your shares.

28      Bishop Street Funds

MORE INFORMATION ABOUT DOING
BUSINESS WITH US

-------------------------------------------

       SHARE TRANSACTIONS OVER THE TELEPHONE
       Telephone redemption and exchange transactions are extremely convenient, but not without risk. To try to keep your telephone transactions as safe, secure, and risk-free as possible, we have developed certain safeguards and procedures for determining the identity of callers and authenticity of instructions. However, we will not be responsible for any loss, liability, cost, or expense for following telephone or wire instructions they reasonably believed to be genuine. If you or your FINANCIAL INTERMEDIARY choose to make telephone transactions, you will generally bear the risk of any loss.

       FINANCIAL INTERMEDIARIES -- TRANSFERRING RECORD OWNERSHIP OF YOUR
        SHARES
       If you own shares through a FINANCIAL INTERMEDIARY and want to transfer the registration to another FINANCIAL INTERMEDIARY or become the record owner of your shares, then you should contact your FINANCIAL INTERMEDIARY for instructions to make this change. If you are the record owner of your shares and you wish to transfer the registration to a FINANCIAL INTERMEDIARY, then please contact us at 1-800-262-9565 for instructions.

DIVIDENDS AND DISTRIBUTIONS
-------------------------------------------

       Income dividends are declared daily and paid monthly by each of the Funds except for the Equity Fund. The Equity Fund declares and pays dividends quarterly. If you own shares on a Fund's record date, you will be entitled to receive dividends from that Fund. The Funds make distributions of capital gains at least annually.

       You will receive dividends and distributions in the form of additional shares unless you elect to receive payment in cash. To elect a cash payment, you must notify us in writing at least 15 days prior to the date of distribution. Your election will become effective for dividends paid after we receive your written notice. To cancel your election, simply send us written notice.

                                                         Bishop Street Funds  29

TAX INFORMATION

-------------------------------------------

       The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial, or administrative action. We have not tried to present a detailed explanation of the tax treatment of the Funds or their shareholders. More information about taxes is in our Statement of Additional Information. We urge you to consult your tax advisor regarding specific questions as to Federal, state, and local income taxes.

       TAX STATUS OF EACH FUND
       Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no Federal income tax on the earnings it distributes to its shareholders.

       TAX STATUS OF DISTRIBUTIONS
       Each Fund will distribute substantially all of its income and capital gains. The income dividends you receive from the Funds will be taxed as ordinary income whether you receive the dividends in cash or additional shares. Capital gains dividends will be treated as gain from the sale or exchange of a capital asset held for more than one year, which may be taxed at different rates depending upon the length of time the Funds held the security.

       Corporate shareholders in the Equity Fund may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by a Fund from U.S. corporations.

       Distributions paid in January but declared as dividends by a Fund in October, November, or December of the previous year, may be taxable to you in the previous year.

       TAX STATUS OF SHARE TRANSACTIONS
       Each sale, redemption, or exchange of Fund shares is a taxable event to you.

30      Bishop Street Funds

-------------------------------------------

       TAX-EXEMPT DISTRIBUTIONS
       The Hawaii Municipal Bond Fund may pay "exempt interest" dividends. These dividends are excludable from your gross income for Federal income tax purposes, but may have other Federal income tax consequences (i.e., alternative minimum tax). Current Federal tax laws limit the types and number of debt obligations that pay exempt interest. This may hinder the Fund's ability to pay exempt interest dividends.

       STATE TAX CONSIDERATIONS
       A Fund is not liable for any income or franchise tax in Massachusetts as long as it qualifies as a regulated investment company for Federal income tax purposes.

       Distributions by the Funds to you may be subject to state and local taxation. However, a portion of the distributions you receive attributable to interest on U.S. Government obligations may be exempt from state taxation. In addition, a portion of the distributions you receive attributable to interest on a state's municipal obligations may be exempt from taxation in that state. For example, interest on certain securities is exempt from Hawaii state income taxation. The portion of distributions you receive from the Hawaii Municipal Bond Fund attributable to such interest is not included in your Hawaii state taxable income. Each year we will notify you of the percentage of income and distributions that may be tax exempt under state law. You should verify your tax liability with your tax advisor.

                                                         Bishop Street Funds  31

GENERAL INFORMATION

-------------------------------------------

       THE TRUST
       The Trust is organized as a Massachusetts business trust and permitted to offer separate portfolios of shares. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

       BOARD OF TRUSTEES
       The Board of Trustees supervises the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide us with essential management services.

       VOTING RIGHTS
       We offer units of beneficial interest (shares) in the Funds. Each share represents an undivided, proportional interest in a Fund. Shareholders of record receive one vote for every full Fund share owned. Each Fund will vote separately on matters relating solely that Fund. If you are a customer of a financial intermediary that has purchased shares of a Fund for your account, you may, depending on the nature of your account, have certain voting rights.

       As a Massachusetts business trust, the we are not required to hold annual shareholder meetings unless otherwise required by the Investment Company Act. However, a meeting may be called by shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by shareholders, we will provide appropriate assistance and information to the shareholders who requested the meeting.

       REPORTING
       If you purchased shares directly from us, you will receive our unaudited financial information and audited financial statements, proxy statements, and other reports. If you purchased shares of a Fund through a FINANCIAL INTERMEDIARY, you may, depending on the nature of your account, receive all or a portion of this information directly from your FINANCIAL INTERMEDIARY.

       SHAREHOLDER INQUIRIES
       You may contact us at 1-800-262-9565 or your FINANCIAL INTERMEDIARY to obtain information on account statements, procedures, and other related information.

32      Bishop Street Funds

-------------------------------------------

       INVESTMENT ADVISER
       First Hawaiian Bank (the Adviser), whose principal business address is 999 Bishop Street, Honolulu, Hawaii 96813, is the Adviser to the Funds. The Adviser is a wholly-owned subsidiary of First Hawaiian, Inc. The Adviser and its corporate predecessors have provided trust and asset management services in Hawaii for over 70 years. As of December 31, 1997, the Adviser's Trust and Investments Division had approximately $9.2 billion in assets under management. The Adviser is entitled to a fee, computed daily and paid monthly at an annual rate as follows:

                  FUND                      % OF AVERAGE DAILY NET ASSETS
-----------------------------------------  -------------------------------
       Equity Fund                                         .74%
       Hawaii Municipal Bond Fund                          .35%
       High Grade Income Fund                              .55%
       Money Market Fund                                   .30%
       Treasury Money Market Fund                          .30%

       For the fiscal year ended December 31, 1997, the Adviser received advisory fees computed daily and paid monthly at an annual rate as follows:

                  FUND                      % OF AVERAGE DAILY NET ASSETS
-----------------------------------------  -------------------------------
       Equity Fund                                         [  %]
       Hawaii Municipal Bond Fund                          [  %]
       High Grade Income Fund                              [  %]
       Money Market Fund                                   [  %]
       Treasury Money Market Fund                          [  %]

       The Adviser may voluntarily waive all or a portion of its fees to limit Total Fund Operating Expenses.

                                                         Bishop Street Funds  33

GENERAL INFORMATION

-------------------------------------------

       INVESTMENT SUB-ADVISER
       Wellington Management Company, LLP (the Sub-Adviser), whose principal business address is 75 State Street, Boston, Massachusetts 02109, is the Sub-Adviser to the Money Market and Treasury Money Market Funds. The Sub-Adviser is a professional investment counseling firm. The Sub-Adviser and its predecessor organizations have provided advisory services to investment companies since 1928. As of December 31, 1997, the Sub-Adviser had approximately $175 billion in assets under management. For its advisory services, the Sub-Adviser is entitled to a fee computed daily and paid monthly at the annual rate of .075% of the aggregate daily net assets of the Money Market and Treasury Money Market Funds up to $500 million, and .020% in excess of $500 million.

       PORTFOLIO MANAGEMENT
       The Adviser makes investment decisions for each Fund and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes the policies that the Adviser must follow in its day-to-day management activities.

       The Sub-Adviser manages the Money Market Funds on a day-to-day basis. The Sub-Adviser selects, buys, and sells securities for the Money Market and Treasury Money Market Funds under the supervision of the Adviser and the Board of Trustees.

       The Equity and High Grade Income Funds are managed by a team of investment professionals from First Hawaiian Bank. No one person is primarily responsible for making investment recommendations to the team.

       Louis M. Levitas has managed the Hawaii Municipal Bond Fund for the Adviser since its inception. In December 1996, he became an employee of Pacific One Dealer Center, and has continued his work for the Adviser pursuant to an agreement between Pacific One Dealer Center and the Adviser. Mr. Levitas has been a municipal bond specialist since 1970.

34      Bishop Street Funds

-------------------------------------------

       DISTRIBUTION
       SEI Investments Distribution Co. (the Distributor), a wholly-owned subsidiary of SEI Investments Company, serves as each Fund's distributor under a distribution agreement. Under the Trust's shareholder servicing plan, the Distributor receives a fee of up to .25% of the average daily net assets of each Fund. The service fee may be used for personal service and maintenance of shareholder accounts. The Distributor may keep any profits from this servicing arrangement.

       Each Fund may use the Distributor as its broker for portfolio transactions. The Distributor receives compensation from the Funds for its brokerage services.

       ADMINISTRATION
       SEI Fund Resources (the Administrator) acts as the Funds' administrator. For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of the Funds. The Administrator may voluntarily waive all or a portion of its fees to limit Total Fund Operating Expenses.

                                                         Bishop Street Funds  35

FUND INVESTMENTS & PRACTICES

-------------------------------------------

       LEGEND

%          -          Maximum percentage permissible. All percentages shown are
                      of total assets unless otherwise noted.
X          -          No policy limitation; Fund may be currently using.
*          -          Permitted, but not typically used.
--         -          Not permitted.

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MONEY MARKET FUNDS

                                                            TREASURY
                                                   MONEY      MONEY
                                                  MARKET     MARKET
                                                   FUND       FUND
TRADITIONAL INVESTMENTS
    Bank Obligations                                 X         --
    Commercial Paper                               X(1)        --
    Municipal Securities                           X(2)        --
    Repurchase Agreements                            X        X(3)
    U.S. Government Agency and Treasury
     Obligations                                     X        X(4)
    Zero Coupon Obligations                          X         --
    Variable & Floating Rate Instruments             X         --
    Yankee Bonds                                     X         --
INVESTMENT PRACTICES
    Borrowing                                     33 1/3%    33 1/3%
    Illiquid Securities                           10%(5)     10%(5)
    Securities Lending                              50%        50%
    Standby Commitments                           33 1/3%    33 1/3%
    When-Issued Securities                        33 1/3%    33 1/3%

(1)   MUST BE RATED IN THE HIGHEST RATINGS CATEGORY OR UNRATED EQUIVALENT.
(2)   MUST BE RATED IN THE TWO HIGHEST RATINGS CATEGORIES OR UNRATED EQUIVALENT.
(3)   MAY INVEST IN REPURCHASE AGREEMENTS INVOLVING U. S. TREASURY OBLIGATIONS
      ONLY.
(4)   MAY INVEST IN U.S. TREASURY OBLIGATIONS ONLY.
(5)   PERCENTAGE BASED ON NET ASSETS, NOT TOTAL ASSETS.

36      Bishop Street Funds

-------------------------------------------

NON-MONEY MARKET FUNDS

                                                                 HIGH
                                                    HAWAII       GRADE
                                        EQUITY     MUNICIPAL    INCOME
                                         FUND      BOND FUND     FUND
TRADITIONAL INVESTMENTS
    ADRs                                  35%         --           X
    Asset-Backed Securities               --          --        35%(7)
    Bank Obligations                      --          --        35%(1)
    Commercial Paper                      --          --        35%(1)
    Convertible Debt Obligations          35%         --          --
    Corporate Debt Obligations            --        20%(3)      X(1,2)
    Equity Securities                      X          --          --
    Investment Company Shares             10%         10%         10%
    Mortgage-Backed Securities            --          --        35%(4)
    Municipal Securities                  --         X(5)         --
    Repurchase Agreements                 35%       20%(3)        35%
    Restricted Securities                 15%         15%         15%
    Securities of Foreign Issuers          *          --         X(1)
    Supranational Agency Obligations      --          --          35%
    U.S. Government Agency and
     Treasury Obligations                 --        20%(3)       X(6)
    Variable & Floating Rate
     Instruments                          --           X           X
    Zero Coupon Obligations               --           X           X
INVESTMENT PRACTICES
    Borrowing                           33 1/3%     33 1/3%     33 1/3%
    Illiquid Securities                 15%(3)      15%(3)      15%(3)
    Securities Lending                    50%         50%         50%
    Standby Commitments                 33 1/3%     33 1/3%     33 1/3%
    When-Issued Securities              33 1/3%     33 1/3%     33 1/3%

(1) MUST BE RATED IN THE TWO HIGHEST RATINGS CATEGORIES BY S&P OR MOODY'S, OR UNRATED EQUIVALENTS.
(2) MAY INVEST UP TO 5% IN SECURITIES RATED BBB BY S&P OR Baa BY MOODY'S, OR UNRATED EQUIVALENTS.
(3)   PERCENTAGE IS BASED ON NET ASSETS, NOT TOTAL ASSETS.
(4) INCLUDES PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES RATED A OR HIGHER BY S&P OR MOODY'S, OR UNRATED EQUIVALENTS.
(5) WILL INVEST AT LEAST 65% OF ITS ASSETS IN MUNICIPAL SECURITIES ISSUED BY THE STATE OF HAWAII. WILL INVEST AT LEAST 80% OF ITS NET ASSETS IN INVESTMENT GRADE MUNICIPAL SECURITIES THAT PAY INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX.
(6)   MAY INVEST IN U.S. TREASURY RECEIPTS.
(7) MUST BE RATED IN THE THREE HIGHEST RATINGS CATEGORIES BY S&P OR MOODY'S, OR UNRATED EQUIVALENTS.

                                                         Bishop Street Funds  37

FUND INVESTMENTS & PRACTICES

-------------------------------------------

       Under normal market conditions, the Funds will follow the practices and policies outlined above. However, for temporary defensive purposes during periods when the Adviser determines that market conditions warrant, the Non-Money Market Funds may invest up to 100% of each Fund's assets in taxable money market instruments, repurchase agreements and short-term obligations. In addition, each Fund may hold a portion of its assets in cash. When a Fund invests for temporary defensive purposes, it will not be pursuing its respective investment objective.

38      Bishop Street Funds

INVESTMENT RESTRICTIONS

-------------------------------------------

CONCENTRATION
The Equity and High Grade Income Funds may not invest more than 25% of each Fund's assets in any one industry. The Hawaii Municipal Bond Fund has no such restriction on concentration, but it will not invest more than 25% of its assets in securities of non-governmental entities that are in the same industry. The Money Market and Treasury Money Market Funds may not invest more than 25% of each Fund's assets in any one industry, but may do so with respect to U.S. Government obligations and U.S. bank obligations.

DIVERSIFICATION
Except for the Hawaii Municipal Bond Fund, each Fund is a diversified fund. For the Equity and High Grade Income Funds, this means that the Funds may not, with respect to 75% of each Fund's assets:

- invest more than 5% of its assets in the securities of any one issuer; and

- purchase more than 10% of the outstanding voting securities of any one issuer.

The Hawaii Municipal Bond Fund complies with the diversification requirements under the Internal Revenue Code.

For the Money Market Funds, which comply with more stringent diversification requirements under SEC rules, this means that each Fund may generally not invest more than 5% of its assets in the securities of any one issuer (excluding U.S. Government issuers).

These investment restrictions are fundamental and may not be changed without shareholder approval. The Funds have other fundamental investment restrictions, which are described in our Statement of Additional Information.

                                                         Bishop Street Funds  39

GLOSSARY

-------------------------------------------

This Glossary includes descriptions of each italicized term in this Prospectus, as well as some of the permitted investments for the Funds. Our Statement of Additional Information has further discussion of these investments.

AMERICAN DEPOSITARY RECEIPTS (ADRs) are securities typically issued by a U.S. financial institutions (depositaries). ADRs represent ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without the participation of the issuer of the underlying security.

ASSET-BACKED SECURITIES are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be debt obligations, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing DEBT OBLIGATIONS.

AVERAGE WEIGHTED MATURITY is calculated by first multiplying the dollar value of each investment of a Fund by the number of days remaining to its maturity, then adding those figures together and dividing that total by the dollar value of the Fund's portfolio investments.

BANK OBLIGATIONS are SHORT-TERM OBLIGATIONS issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits.

COMMERCIAL PAPER is a term used to describe unsecured short-term promissory notes issued by municipalities, corporations, and other entities that have maturities generally from a few days to nine months.

COMMON AND PREFERRED STOCKS represent units of ownership in a corporation. Owners of common stocks typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stockholders have a prior claim to common stockholders with respect to dividends.

CONCENTRATION relates to the amount of a mutual fund's assets that are invested in securities of issuers engaged in the same or similar industries.

40      Bishop Street Funds

-------------------------------------------

CONVERTIBLE SECURITIES are securities, either DEBT OBLIGATIONS or preferred stocks, issued by corporations that are exchangeable for a set number of another security at a prestated price. The market value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and call option provisions.

CORPORATE DEBT OBLIGATIONS are DEBT OBLIGATIONS issued by corporations with maturities exceeding 270 days.

DEBT OBLIGATIONS represent money borrowed that obligates the issuer, (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (e.g., bonds, notes, debentures).

DIVERSIFIED FUNDS invest in the securities of a larger number of issuers than non-diversified mutual funds. As a result, diversified mutual funds generally will be less susceptible to the risks associated with a particular issuer than non-diversified mutual funds. See "RISK CONSIDERATIONS."

EQUITY SECURITIES include COMMON AND PREFERRED STOCKS, WARRANTS, RIGHTS and CONVERTIBLE SECURITIES. These securities may be publicly or privately issued.

FEDERAL FUNDS are funds deposited by commercial banks at Federal Reserve Banks, Banks that are members of the Federal Reserve may transfer funds on behalf of customers on a same-day basis by debiting and crediting balances in the various other Federal Reserve Banks.

FINANCIAL INTERMEDIARY is any entity, such as a bank, broker-dealer, or other financial institution, that has entered into an arrangement with us to sell Fund shares to its customers.

FIXED-INCOME SECURITIES are securities that pay a fixed rate of return. This term generally refers to DEBT OBLIGATIONS and PREFERRED STOCKS.

ILLIQUID SECURITIES are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a mutual fund's books.

INVESTMENT COMPANY SHARES are shares of other mutual funds which may be purchased by the Funds to a limited extent.

INVESTMENT GRADE OBLIGATIONS are debt obligations rated BBB or better by S&P or Baa or better by Moody's, or their unrated equivalents. Securities rated BBB by S&P or Baa by MOODY'S have speculative characteristics.

                                                         Bishop Street Funds  41

GLOSSARY

-------------------------------------------

MONEY MARKET INSTRUMENTS are high quality, dollar-denominated, SHORT-TERM OBLIGATIONS, including BANK OBLIGATIONS, U.S. TREASURY OBLIGATIONS, U.S. GOVERNMENT AGENCY OBLIGATIONS, and short-term corporate obligations.

MOODY'S (Moody's Investors Service) is one of the two best known rating agencies in the country. Like S&P, Moody's is a nationally recognized statistical rating organization that rates certain securities, such as bonds, COMMERCIAL PAPER, COMMON STOCKS and MUNICIPAL SECURITIES. More information about the various ratings categories is in the Statement of Additional Information.

MORTGAGE-BACKED SECURITIES entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed mortgages, graduated payment mortgages, adjustable rate mortgages, and floating rate mortgages.

During periods of declining interest rates, prepayment of mortgages underlying mortgage-back securities may accelerate. It is often not possible to predict accurately the average life or realized yield of a particular issue. The following securities are types of mortgage-backed securities:

    GOVERNMENT PASS-THROUGH SECURITIES are securities issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

    PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) are debt obligations or multi-class pass-through certificates issued by agencies or instrumentalities of the U.S. Government, or by private originators, or investors in mortgage loans. Each class of a CMO is issued with a specific fixed or floating interest rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates. This can result in a loss of all, or part, of any premium paid.

42      Bishop Street Funds

-------------------------------------------

    REMICs are CMOs that qualify for special tax treatment under the Internal Revenue Code. They invest in certain mortgages that are principally secured by interests in real property. These securities are often guaranteed as to the payment of principal and/or interest as payments are required to be made on the underlying mortgage participation certificates.

    STRIPPED MORTGAGE-BACKED SECURITIES (SMBS) are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact of prepayment of principal on the underlying mortgage securities.

    ARMS (ADJUSTABLE RATE MORTGAGE SECURITIES) are pass-through certificates representing ownership in a pool of adjustable rate mortgages. ARMs make monthly payments based on a pro rata share of interest and principal payments, and prepayments of principal on the pool of underlying mortgages. The adjustable rate feature reduces, but does not eliminate, price fluctuations in this type of mortgage-backed security.

MUNICIPAL SECURITIES include:

- debt obligations issued by, or on behalf of, public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending these funds to other public institutions and facilities; and

- certain private activity and industrial development debt obligations issued by, or on behalf of, public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities (sometimes called industrial development bonds).

The two principal types of municipal securities are general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Industrial development bonds are typically classified as revenue bonds. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

                                                         Bishop Street Funds  43

GLOSSARY

-------------------------------------------

PORTFOLIO TURNOVER RATE is the rate that at which a mutual fund buys and sells securities in its portfolio. A portfolio turnover rate of 100% indicates that a mutual fund replaced 100% of the securities in its portfolio in one year.

REPURCHASE AGREEMENTS are agreements by which a mutual fund obtains a security and simultaneously agrees to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. A Fund will enter into repurchase agreements only with financial institutions judged to present minimal risk of bankruptcy during the term of the agreement based on established guidelines.

RESTRICTED SECURITIES are securities that may not be sold freely to the public without registering under the Securities Act of 1933 or an exemption from registration.

RIGHTS give existing shareholders of a corporation the right, but not the obligation, to buy shares of the corporation at a given price, usually below the offering price, during a specified period.

SECURITIES LENDING -- To generate additional income, a Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously and fully secured by collateral. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral.

SECURITIES OF FOREIGN ISSUERS are securities issued by foreign corporations, including, foreign branches of U.S. banks and foreign banks, and by foreign governments or their agencies or instrumentalities. There are special risk considerations associated with foreign securities.

SHORT-TERM OBLIGATIONS are debt obligations maturing (becoming payable) in 397 calendar days or less, including commercial paper and other short-term obligations. Short-term corporate obligations are short-term obligations issued by corporations.

SIGNATURE GUARANTEES are given by financial institutions or broker-dealers and are used to validate a person's signature by comparing a signature in the institution's files with the new signature.

S&P (STANDARD & POOR'S CORPORATION) is one of the two best known ratings agencies in the country. Like Moody's, S&P is a nationally recognized statistical rating organization that rates certain securities, such as bonds, COMMERCIAL PAPER,

44      Bishop Street Funds

-------------------------------------------
COMMON STOCKS and MUNICIPAL SECURITIES. More information about the various ratings categories is in the Statement of Additional Information.

STANDBY COMMITMENTS AND PUTS -- Securities subject to standby commitments or puts permit the holder to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.

SUPRANATIONAL AGENCY OBLIGATIONS are DEBT OBLIGATIONS established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

TAXABLE SECURITIES are securities that generate income which is subject to Federal income tax, such as U.S. TREASURY OBLIGATIONS, CORPORATE DEBT OBLIGATIONS and ASSET-BACKED and MORTGAGE-BACKED SECURITIES.

U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and others are supported only by the credit of the agency or instrumentality.

U.S. TREASURY OBLIGATIONS consist of bills, notes, and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS). Receipts are similar to STRIPS, but are issued by banks or broker-dealers, and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the income from the receipts for the benefit of the receipt owners.

VARIABLE AND FLOATING RATE INSTRUMENTS involve certain DEBT OBLIGATIONS that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.

                                                         Bishop Street Funds  45

GLOSSARY

-------------------------------------------

VOLATILITY is the tendency of a security's value to rise or fall sharply in a short time period.

WARRANTS give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of, and payment for, these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to a Fund before settlement.

YANKEE BONDS are U.S. dollar denominated DEBT OBLIGATIONS issued in the U.S. by foreign banks and corporations.

ZERO COUPON OBLIGATIONS are DEBT OBLIGATIONS that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

---------------------------------------------------------------------

Additional information about the Funds is included in our Statement of Additional Information dated April 30, 1998. Our Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus. You may obtain a copy of our Statement of Additional Information, or the annual or semi-annual report, without charge by contacting us by phone at 1-800-262-9565 or by mail at SEI Investments Distribution Co., Oaks, Pennsylvania, 19456.

WE HAVE NOT AUTHORIZED ANYONE TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS THAT ARE NOT CONTAINED IN THIS PROSPECTUS OR IN OUR STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY UPON SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY US.

46      Bishop Street Funds

BISHOP STREET FUNDS ORGANIZATIONAL OVERVIEW
  INVESTMENT ADVISER               First Hawaiian Bank
                                   999 Bishop Street
                                   Honolulu, Hawaii 96813
  INVESTMENT SUB-ADVISER           Wellington Management
                                   Company, LLP
                                   75 State Street
                                   Boston, Massachusetts 02109
  DISTRIBUTOR                      SEI Investments Distribution Co.
                                   Oaks, Pennsylvania 19456
  ADMINISTRATOR                    SEI Fund Resources
                                   Oaks, Pennsylvania 19456
  TRANSFER AGENT                   DST Systems, Inc.
                                   1004 Baltimore Street
                                   Kansas City, Missouri 64105
  CUSTODIAN                        Chase Manhattan Bank
                                   New York, New York 10041
  LEGAL COUNSEL                    Morgan, Lewis & Bockius LLP
                                   1800 M Street, N.W.
                                   Washington, D.C. 20036
  AUDITORS                         Coopers & Lybrand L.L.P.
                                   2400 Eleven Penn Center
                                   Philadelphia, Pennsylvania 19103
                             Advised by
                                  [LOGO]

BSF-F-007-02

                              BISHOP STREET FUNDS
          A NO-LOAD MUTUAL FUND FAMILY ADVISED BY FIRST HAWAIIAN BANK
                      STATEMENT OF ADDITIONAL INFORMATION
                                 APRIL 30, 1998



    This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Trust. Please read this in conjunction with the Trust's prospectus dated April 30, 1998. Prospectuses may be obtained through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.


                               TABLE OF CONTENTS


                                                                                                               PAGE
                                                                                                            -----------
The Trust.................................................................................................         S-2
Description of Permitted Investments......................................................................         S-2
Investment Limitations....................................................................................         S-6
The Adviser...............................................................................................         S-7
The Sub-Adviser...........................................................................................         S-8
The Administrator.........................................................................................         S-8
The Distributor...........................................................................................        S-10
Trustees and Officers of the Trust........................................................................        S-10
Reporting.................................................................................................        S-12
Performance...............................................................................................        S-12
Purchase and Redemption of Shares.........................................................................        S-14
Determination of Net Asset Value..........................................................................        S-14
Taxes.....................................................................................................        S-15
Fund Transactions.........................................................................................        S-18
Description of Shares.....................................................................................        S-20
Limitation of Trustees' Liability.........................................................................        S-20
Shareholder Liability.....................................................................................        S-20
5% Shareholders...........................................................................................        S-20
Financial Information.....................................................................................        S-21
Appendix..................................................................................................        S-22

                                   THE TRUST


    Bishop Street Funds (the "Trust") is an open-end management investment company. The Trust is organized under Massachusetts law as a "Massachusetts business trust" under an Agreement and Declaration of Trust dated May 25, 1994. The Agreement and Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). Each share of each Series represents an equal proportionate interest in that Series. Please see "Description of Shares" for more information.



    This Statement of Additional Information relates to the Trust's Equity Fund, Hawaii Municipal Bond Fund, High Grade Income Fund, Money Market Fund and Treasury Money Market Fund (the "Funds").


                      DESCRIPTION OF PERMITTED INVESTMENTS


    The following information supplements the information about permitted investments set forth in the Prospectus.



    FOREIGN SECURITIES--U.S. dollar denominated obligations of foreign issuers may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. American Depositary Receipts have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.



    GNMA SECURITIES--Securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation, guarantee the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. The scheduled monthly interest and principal payments relating to mortgages in the pool are "passed through" to investors. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.



    INVESTMENT COMPANY SHARES--Shares of other mutual funds which may be purchased by the Funds to the extent consistent with applicable law. Under these rules and regulations of the Investment Company Act of 1940 (the "1940 Act"), a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund would own more than 3% of the total voting stock of the company; securities issued by any one investment company represented more than 5% of the Fund's assets; or securities (other than treasury stock) issued by all investment companies would represent more than 10% of the total assets of the Fund. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders of the Funds would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.



    MORTGAGE-BACKED AND ASSET-BACKED SECURITIES--Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-through certificates, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of issuers payable out of the issuers' general funds and additional secured by a first lien on a pool of single family properties).



    Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing CMOs in the shortest maturities receive or are credited with their PRO RATA portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, CMOs in longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and while some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, CMOs themselves are not generally guaranteed by the U.S. Government or any other entity.



    REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.



    Asset-backed securities are securities that represent an interest in a pool of non-mortgage assets, including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-to-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets.



    MUNICIPAL SECURITIES--Municipal notes include, but are not limited to, general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes.



    Private activity bonds are issued by or on behalf of states or political subdivisions thereof to finance privately owned or operated facilities for business and manufacturing housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking and low income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.



    Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.



    The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.



    Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, such Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.



SPECIAL CONSIDERATIONS RELATING TO HAWAII MUNICIPAL SECURITIES



    The ability of issuers to pay interest on, and repay principal of, Hawaii Municipal Securities may be affected by (1) the general financial condition of the State of Hawaii, (2) amendments to the Hawaii Constitution and related statutes that limit the taxing and spending authority of Hawaii government entities, (3) voter initiatives, (4) civil actions and (5) a wide variety of Hawaii laws and regulations.



    Municipal securities which are payable only from the revenues derived from a particular facility may be adversely affected by Hawaii laws or regulations which make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal including, among others, laws and regulations which limit the amount of fees, rates or other charges which may be imposed for use of the facility or which increase competition among facilities of that type or which limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. Municipal securities, the payment of interest and principal on which is insured in whole or in part by a Hawaii governmentally created fund, may be adversely affected by Hawaii laws or regulations which restrict the aggregate proceeds available for payment of principal and interest in the event of a default on such municipal securities. Similarly, municipal securities, the payment of interest and principal on which is secured, in whole or in part, by an interest in real property may be adversely affected by Hawaii laws which limit the availability of remedies or the scope of remedies available in the event of a default on such municipal securities. Because of the diverse nature of such laws and regulations and the impossibility of either predicting in which specific municipal securities the Hawaii Municipal Bond Fund will invest from time to time or predicting the nature or extent of future changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations, it is not presently possible to determine the impact of such laws and regulations on the securities in which the Fund may invest and, therefore, on the shares of the Fund.



    OTHER INVESTMENTS--The Funds are not prohibited from investing in obligations of banks which are clients of SEI Investments Company. However, the purchase of shares of the Trust by them or by their customers will not be a consideration in determining which bank obligations the Funds will purchase. The Funds will not purchase obligations of the Adviser or the Sub-Adviser.



    REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a financial institution deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity date of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.



    Repurchase agreements are considered to be loans by the participating Fund for purposes of its investment limitations. Repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement. Under all repurchase agreements entered into by the Funds, the Fund takes actual or constructive possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.



    SECURITIES LENDING--Each of the Funds may lend securities pursuant to agreements requiring that the loans be continuously secured by cash or liquid securities as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of its total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially.

However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.



    VARIABLE AMOUNT MASTER DEMAND NOTES--are debt obligations which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.



    WHEN-ISSUED SECURITIES--When-issued securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.



    Segregated accounts will be established with the custodian, and the Funds will maintain liquid assets in an amount at least equal in value to the Funds' commitments to purchase when-issued securities. If the value of these assets declines, the Funds will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.



                             INVESTMENT LIMITATIONS



FUNDAMENTAL POLICIES


A Fund may not:

1. Acquire more than 10% of the voting securities of any one issuer, provided that this limitation shall apply only as to 75% of the Fund's net assets except that this restriction does not apply to the Hawaii Municipal Bond Fund.

2.  Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. To the extent that such borrowing exceeds 5% of the value of the borrowing Fund's assets, asset coverage of at least 300% is required. No Fund will purchase securities while its borrowings exceed 5% of its total assets.

4. Make loans, except that (a) each Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) each Fund may enter into repurchase agreements, and (c) the Money Market, Treasury Money Market, High Grade Income, Hawaii Municipal Bond and Equity Funds may engage in securities lending.

5. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by (3) above in aggregate amounts not to exceed 33% of total assets taken at current value at the time of the incurrence of such loan.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, each of the Funds (other than the Money Market and Treasury Money Market Funds) may invest in companies which invest in real estate, and in commodities contracts.

7. Make short sales of securities or purchase securities on margin, except that each Fund may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

9. Purchase securities of other investment companies, except as permitted by rules and the Investment Company Act of 1940 and the regulations thereunder.

10. Issue senior securities (as defined in the Investment Company Act of 1940) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

11. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.


NON-FUNDAMENTAL POLICY



    No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets (except for all money market funds, for which the limit is 10%).



    The foregoing percentages will apply at the time of the Fund purchases the security and shall not be considered violated unless an excess occurs or exists immediately after, and as a result of, a purchase of such security.


                                  THE ADVISER

    The Trust and First Hawaiian Bank (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement") dated January 27, 1995. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

    The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

    The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the vote of the Trustees or a majority of outstanding shares of the Funds, as defined in the 1940 Act. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

    The Adviser is entitled to a fee which is calculated daily and paid monthly at an annual rate of .30% of the daily average net assets of the Money Market Fund, .55% of the daily average net assets of the High Grade Income Fund, .35% of the daily average net assets of the Hawaii Municipal Bond Fund, .74% of the daily average net assets of the Equity Fund and .30% of the daily average net assets of the Treasury Money Market Fund.


    For the fiscal years ended December 31, 1995, 1996 and 1997, the Funds paid the following advisory fees:



                                             ADVISORY FEES PAID                    ADVISORY FEES WAIVED
                                    -------------------------------------  -------------------------------------
                                        1995          1996        1997         1995          1996        1997
                                    -------------  ----------  ----------  -------------  ----------  ----------
Hawaii Municipal Bond Fund........  $        0     $        0              $   49,931.76  $   78,455  $
High Grade Income Fund............        *            *                         *            *       $
Equity Fund.......................        *            *                         *            *       $
Treasury Money Market Fund........        *        $  189,543                    *        $  126,363  $
Money Market Fund.................  $  377,090.24  $  931,000              $  422,799.05  $        0  $


------------------------

*  Not in operation during such period.

                                THE SUB-ADVISER


    The Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Wellington Management Company, LLP (the "Sub-Adviser") relating to the Money Market and Treasury Money Market Funds. Under the Sub-Advisory Agreement, the Sub-Adviser is entitled to fees which are calculated daily and paid monthly at an annual rate of .075% of the aggregate average daily net assets of the Money Market and Treasury Money Market Funds, respectively, up to $500 million and .020% of the aggregate average daily net assets of the Money Market and Treasury Money Market Funds, respectively, in excess of $500 million. Such fees are paid by the Adviser and the Sub-Adviser receives no fees directly from these Funds.



    For the fiscal years ended December 31, 1995, 1996 and 1997, the Money Market and Treasury Money Market Funds paid the following sub-advisory fees:



                                          SUB-ADVISORY FEES PAID                         SUB-ADVISORY FEES WAIVED
                                   -------------------------------------  -------------------------------------------------------
                                       1995          1996        1997           1995               1996               1997
                                   -------------  ----------  ----------  -----------------  -----------------  -----------------
Money Market Fund................  $  199,972.32  $  245,175  $               $       0          $       0          $
Treasury Money Market Fund.......        *        $   78,977  $                   *              $       0          $


------------------------

*  Not in operation during such period.

                               THE ADMINISTRATOR


    The Trust and SEI Fund Resources (the "Administrator") have entered into an administration agreement (the "Administration Agreement") dated January 27, 1995. Under the Administration Agreement, the Administrator provides the Trust with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel, and facilities. The Administrator also acts as shareholder servicing agent for the Funds.


    The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

    For the fiscal years ended December 31, 1995, 1996 and 1997, the Funds paid the following administrative fees:



                                       ADMINISTRATIVE FEES PAID                ADMINISTRATIVE FEES WAIVED
                                 -------------------------------------  ----------------------------------------
                                     1995          1996        1997         1995          1996          1997
                                 -------------  ----------  ----------  ------------  ------------  ------------
Hawaii Municipal Bond Fund.....  $        0     $        0  $            $ 15,374.15   $   44,816    $
High Grade Income Fund.........        *            *       $                *             *         $
Equity Fund....................        *            *       $                *             *         $
Treasury Money Market Fund.....        *        $  105,303  $                *         $  105,000    $
Money Market Fund..............  $  533,244.01  $  326,909  $            $      0      $  326,909    $


------------------------

*  Not in operation during such period.


    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interests in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Boston 1784 Funds-Registered Trademark-, CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds-Registered Trademark-, Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and TIP Institutional Funds.


    The Administrator is entitled to a fee, calculated daily and paid monthly, at an annual rate of .20% of average daily net assets of each of the Funds.

                                THE DISTRIBUTOR


    SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, serves as a distributor. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers.


    Each Fund has adopted a shareholder servicing plan (the "Service Plan") under which a shareholder servicing fee of up to .25% of average daily net assets attributable to each Fund will be paid to the Distributor. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.

    For the fiscal year ended December 31, 1995, the Hawaii Municipal Bond Fund incurred no distribution fees and the Money Market Fund incurred $1,185 in distribution fees.

    As of the fiscal year ended December 31, 1995, the High Grade Income, Equity and Treasury Money Market Funds had not commenced operations.


    For the fiscal year ended December 31, 1997, the Funds incurred the following distribution expenses:



                                                   AMOUNT PAID
                                                     TO 3RD                                         PROSPECTUS
                                                     PARTIES                                        PRINTING &       COSTS
                                                   BY SFS FOR                                      MAILING COSTS  ASSOCIATED
                                                   DISTRIBUTOR                                         (NEW          WITH
                                                     RELATED          SALES                        SHAREHOLDERS   REGISTRATION
                                        TOTAL       SERVICES        EXPENSES        ADVERTISING        ONLY)         FEES
PORTFOLIO                            ($ AMOUNT)    ($ AMOUNT)      ($ AMOUNT)       ($ AMOUNT)      ($ AMOUNT)    ($ AMOUNT)
-----------------------------------  -----------  -------------  ---------------  ---------------  -------------  -----------
Money Market Fund..................   $             $               $                $               $             $
Treasury Money Market Fund.........   $             $               $                $               $             $
High Grade Income Fund.............
Hawaii Municipal Bond Fund.........   $             $               $                $               $             $
Equity Fund........................


------------------------

*  Not in operation during such period.

                       TRUSTEES AND OFFICERS OF THE TRUST

    The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below.

    *MARTIN ANDERSON (DOB 11/16/23)--Trustee--P.O. Box 3196, Honolulu, HI, Attorney, Goodsill, Anderson, Quinn & Stifel since 1951.


    *PHILIP H. CHING (DOB 01/11/31)--Trustee--1700 Palaau St., Honolulu, HI. Retired since 1996. Vice Chairman First Hawaiian Bank (banking) from 1958 to 1996.



    SHUNICHI KIMURA (DOB 03/15/30)--Trustee--34 Lilinoe St., Hilo, HI. Mediator--Mediation Specialists of Hawaii from November, 1994 to the present. Judge -- State of Hawaii Judiciary from May, 1974 to April, 1994.
Regent--University of Hawaii (1995-1996); Mayor--County of Hawaii (1968 to
1974); Chairman and Chief Executive of the County of Hawaii (1964-1968).

    MANUAL R. SYLVESTER (DOB 06/20/30)--Trustee--1487 Hiikala Place #35, Honolulu, HI. Retired since 1992. Executive Partner (April, 1992 to September,
1992) and Managing Partner (July, 1978 to March, 1992) Coopers & Lybrand LLP, Certified Public Accounting.


    JOYCE S. TSUNODA (DOB 01/01/38)--Trustee--1814 Hoolehua Street, Pearl City, HI 96782. Administrator University of Hawaii since 1974. Senior Vice President--University of Hawaii and Chancellor for Community Colleges.


    *WILLIAM S. RICHARDSON (DOB 12/22/19)--Trustee--3335 Loulu Street, Honolulu, HI. Retired since 1992. Trustee, Kamehameha Schools Bishop Estate (charitable educational trust) from 1982 to 1992.


    *DAVID G. LEE (DOB 04/16/52)--Trustee, President and Chief Executive Officer--Senior Vice President of the Administrator and the Distributor since 1993. Vice President of the Administrator and the Distributor since 1991. President, G.W. Sierra Trust Funds prior to 1991.

    SANDRA K. ORLOW (DOB 10/18/53)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and Distributor since 1988.


    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant
Secretary--Senior Vice President, General Counsel and Assistant Secretary of SEI Investments, the Administrator and Distributor since 1994. Vice President of SEI Investments, the Administrator and Distributor 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.


    JOHN H. GRADY, JR. (DOB 06/01/61)--Secretary--1800 M. Street, N.W., Washington, D.C. 20036, Partner since 1995, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor.

    KATHRYN L. STANTON (DOB 11/19/58)--Vice President and Assistant Secretary, Deputy General Counsel--Vice President, Assistant Secretary of SEI, the Administrator and Distributor, since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm) 1989-1994.


    TODD CIPPERMAN (DOB 02/14/66)--Vice President, Assistant Secretary--Vice President, Assistant Secretary of SEI Investments, the Administrator and Distributor since May, 1995, Associate, Dewey Ballantine (law firm) 1994-1995, Associate, Winston & Strawn (law firm) 1991-1995.



    JOSEPH LYDON (DOB 09/27/59)--Vice President, Assistant Secretary--Director of Business Administration, SEI Investments, since April, 1995; Vice President of Fund Group, Vice President of the Advisor--Dreman Value Management, LP, President of Dreman Financial Services, Inc. 1989-1995.



    ROBERT DELLACROCE (DOB 12/17/63)--Controller, Chief Financial
Officer--Director, Funds Administration and Accounting since 1994; Senior Audit Manager, Arthur Andersen LLP, 1986-1994.



                                         AGGREGATE            PENSION OR           ESTIMATED      TOTAL COMPENSATION FROM
                                       COMPENSATION       RETIREMENT BENEFITS       ANNUAL      REGISTRANT AND FUND COMPLEX
                                      FROM REGISTRANT       ACCRUED AS PART      BENEFITS UPON   PAID TO DIRECTORS FOR FYE
NAME OF PERSON AND POSITION          FOR FYE 12/31/97      OF FUND EXPENSES       RETIREMENT              12/31/97
-----------------------------------  -----------------  -----------------------  -------------  ----------------------------
Martin Anderson, Trustee*..........      $                     $       0              $0        $      for services on 1
                                                                                                board
Philip H. Ching, Trustee*..........            N/A             $       0              $0        $      for services on 1
                                                                                                board
Shunichi Kimura, Trustee...........      $                     $       0              $0        $      for services on 1
                                                                                                board
Manuel R. Sylvester, Trustee.......      $                     $       0              $0        $      for services on 1
                                                                                                board
Joyce S. Tsunoda, Trustee..........      $                     $       0              $0        $      for services on 1
                                                                                                board
William S. Richardson, Trustee*....      $                     $       0              $0        $      for services on 1
                                                                                                board
David G. Lee, Trustee*.............            N/A             $       0              $0        $0     for services on 1
                                                                                                board


------------------------------

* Messrs. Lee, Ching, Anderson and Richardson are Trustees who may be deemed to be "interested" persons of the Trust as the term is defined in the Investment Company Act of 1940.

    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

                                   REPORTING

    The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other Shareholder reports to Shareholders of record.

                                  PERFORMANCE

    YIELDS. Yields are one basis upon which investors may compare the Funds with other funds; however, yields of other funds and other investment vehicles may not be comparable because of the factors set forth below and differences in the methods used in valuing portfolio instruments.

    The yield of a money market fund fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in a money market fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.


    MONEY MARKET FUND YIELDS. From time to time the Money Market and Treasury Money Market Funds advertise their "current yield" and "effective yield" (also called "effective compound yield"). Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of these Funds refers to the income generated by an investment in the Funds over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is similarly calculated but, when annualized, the income earned by an investment in the Funds is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.


    The current yield of the Money Market and Treasury Money Market Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of these Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = (Base Period Return + 1) 365/7)-1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.


    For the seven-day period ended December 31, 1997, the seven-day yield and
seven-day effective yield for the Money Market Fund were     % and     %,
respectively.



    For the seven-day period ended December 31, 1997, the seven-day yield and
seven-day effective yield for the Treasury Money Market Fund were     % and
    %, respectively.


    OTHER YIELDS. The Hawaii Municipal Bond Fund and the High Grade Income Fund may advertise a 30-day yield. The Hawaii Municipal Bond Fund also may advertise 30-day tax-equivalent yield. Tax equivalent yields are computed by dividing that portion of the Fund's yield which is tax-exempt by one minus a stated federal and state income tax rate and adding the product to that portion, if any, of the

Fund's yield that is not tax-exempt. (Tax equivalent yields assume the payment of Federal income taxes at a rate of 31% and Hawaii income taxes at a rate of 10%.) These figures will be based on historical earnings and are not intended to indicate future performance. The 30-day yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:


                           6
    Yield = (2 (a-b/cd + 1) -1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.


    Tax equivalent yields are computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a stated federal and state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt.


    For the 30-day period ended December 31, 1997, the 30-day yield and 30-day
tax equivalent yield for the Hawaii Municipal Bond Fund were     % and     %,
respectively. For the 30-day period ended December 31, 1997, the 30-day yield
for the High Grade Income Fund was     %.


    TOTAL RETURN. From time to time, certain of the Funds may advertise total return on an "average annual total return" basis and on an "aggregate total return" basis for various periods. Average annual total return reflects the average annual percentage change in the value of an investment in a Fund over a particular measuring period. Aggregate total return reflects the cumulative percentage change in value over the measuring period. Aggregate total return is computed according to a formula prescribed by the SEC. The formula can be
expressed as follows:                  n
                              P (1 + T) = ERV,
where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period or the life of the fund. The formula for calculating aggregate total return can be expressed as (ERV/P)-1.


    The calculation of total return assumes reinvestment of all dividends and capital gain distribution on the reinvestment dates during the period and that the entire investment is redeemed at the end of the period. The performance results listed below refer to results for the fiscal year ended December 31, 1997.



                                    AVERAGE ANNUAL TOTAL RETURN
                                   ------------------------------
              FUND                   1-YEAR      SINCE INCEPTION
---------------------------------  -----------  -----------------
Equity Fund                                 %
Hawaii Municipal Bond Fund                  %
High Grade Income Fund                      %
Money Market Fund                           %
Treasury Money Market Fund                  %


    The Funds' performance may from time to time be compared to other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services), financial and business publications and periodicals, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. The Funds may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Funds may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capitals markets in the U.S. The Funds may use long term performance of these capital markets to demonstrate general long-term risk vs. reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Funds may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

    The Funds may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

                       PURCHASE AND REDEMPTION OF SHARES


    Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange and the Federal Reserve wire system are open for business. Currently, the weekdays on which the Trust is closed for business are:
New Year's Day, Martin Luther King Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, Christmas Day.


    It is the Trust's policy to pay for redemptions in cash. The Trust retains the right, however, to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.


    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Adviser, the Administrator and/or the Custodian are not open for business.


                        DETERMINATION OF NET ASSET VALUE

    The net asset value per share of the Money Market and Treasury Money Market Funds is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price these Funds would receive if they sold the instrument. During periods of declining interest rates, the daily yield of these Funds may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by these Funds resulted in a lower aggregate portfolio value on a particular day, a prospective investor in these Funds would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in these Funds would experience a lower yield. The converse would apply in a period of rising interest rates.


    The Money Market and Treasury Money Market Funds' use of amortized cost and the maintenance of these Funds' net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. These conditions currently require that the Funds maintain a dollar-weighted average maturity of 90 days or less, not purchase any instrument having a remaining maturity of more than 397 days, and will limit their investments to those U.S. dollar-denominated instruments which the Trustees determine to present minimal credit risks and which are of "eligible" quality. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for these Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds' current net asset value per share calculated using available market quotations from the Funds' amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if these Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of these Funds in each Shareholder's account and to offset each Shareholder's PRO RATA portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends.

    The securities of the Equity, Hawaii Municipal Bond and High Grade Income Funds are valued pursuant to prices and valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

                                     TAXES

    The following is only a summary of certain income tax considerations generally affecting a Fund and its Shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local income tax liabilities.

FEDERAL INCOME TAX

ALL FUNDS


    In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund must distribute annually to its Shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) (A) of any one issuer or (B) of two or more issuers which are engaged in the same, similar or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


    If a Fund should fail to qualify as a RIC for any taxable year, the Fund would pay tax on its taxable investment income and capital gains at regular corporate rates without any deductions for amounts distributed to Shareholders. In addition, all of the Fund's distributions to Shareholders would be taxable as ordinary income and would qualify for the corporate dividends received deduction in the case of corporate shareholders.



    A dividends received deduction is available to corporations that receive dividends from domestic corporations. Dividends paid by an equity fund generally will be eligible for the dividends received deduction for corporate shareholders to the extent they are derived from dividends from domestic corporations. Equity Fund Shareholders will be advised each year of the portion of ordinary income dividends eligible for the deduction.


    Dividends received from other funds, e.g., money market or fixed income funds, will not be eligible for the dividends received deduction. Individual shareholders are not entitled to the dividends received deduction regardless of which fund paid the dividend.


    Any gain or loss recognized on a sale or redemption of shares of any Fund by a Shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be generally treated as a short-term capital gain or loss. A non-corporate taxpayer's long-term capital gain from assets held (i) for more than one year, but not more than 18 months, generally are taxable at the maximum rate of 28 percent and (ii) for more than 18 months generally are taxable at the maximum rate of 20 percent. Any loss recognized by a Shareholder upon the sale or redemption of shares of any Fund held for six months or less, however, will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain loss.


    Interest on indebtedness incurred by Shareholders to purchase or carry shares of the fund will not be deductible for federal income tax purposes to the extent the Fund distributes exempt-interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States may be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85 percent of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.


ADDITIONAL CONSIDERATIONS FOR HAWAII MUNICIPAL BOND FUND



    As noted in the Prospectus, exempt interest dividends are generally excludable from a Shareholder's gross income for regular federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the

Code. The Alternative Minimum Tax is imposed at the rate of 26-28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers). Second, in the case of exempt-interest dividends received by corporate Shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.


    The Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development bonds or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use a facility financed by the proceeds of such bonds in their trade or business. Such entities or persons should consult their tax advisors before purchasing shares of either Fund.

    Issuers of bonds purchased by the Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of such issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Depending upon state and local law, distributions by the Funds to Shareholders and the ownership of shares may be subject to state and local taxes.


    Many states allow income received from certain United States Government obligations that is tax exempt when received directly to be tax exempt when received as income dividends from an investment company. Not all states permit such income dividends to be tax exempt and some require that a certain minimum percentage of an investment company's income dividend be derived from state tax-exempt interest before any portion of the income dividends may be exempt. The Funds will inform Shareholders annually of the percentage of income that is derived from direct U.S. Government obligations. Shareholders should consult their tax advisors to determine whether any portion of the income dividends received from a Fund is considered tax exempt in their particular states.


HAWAII TAXATION


    The State of Hawaii has specifically adopted Sections 852 through 855 of the Internal Revenue Code of 1986, as amended (the "Code"), which provisions provide for pass-through treatment of exempt interest dividends and capital gains, i.e., distributions by the Hawaii Municipal Bond Fund of dividends representing exempt interest and capital gains retain their original character in the hands of Shareholders. As the State of Hawaii's Department of Taxation has confirmed in response to a request by special counsel for the Trust, distributions from the Hawaii Municipal Bond Fund to its shareholders which are attributable to interest on obligations exempt from income tax in the State of Hawaii will not be subject to Hawaii income tax in the hands of shareholders so long as at least 50% of the Hawaii Municipal Bond Fund's assets are invested in securities the interest from which is exempt from Hawaii state taxation. In addition, the Department of Taxation has confirmed that interest income on obligations issued by the U.S. Government and its territories, such as Guam, Puerto Rico and the U.S. Virgin Islands, is exempt from State of Hawaii income taxation. While the Hawaii Municipal Bond Fund intends to invest primarily in obligations such as these which produce tax-exempt interest, if the Fund invests in obligations that are not exempt for Hawaii purposes, a portion of the Fund's distribution will be subject to Hawaii income tax.


                               FUND TRANSACTIONS

    Subject to policies established by the Trustees, the Adviser (and, where applicable, the Sub-Adviser) are responsible for placing the orders to execute transactions for the Funds. In placing orders, it is the policy of the Adviser to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The Funds will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.


    The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.



    The Trust may allocate out of all commission business generated by all of the Funds and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.



    As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.



    The Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.



    Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.


    The Funds may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Funds on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation.

    These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Funds may direct commission business to one or more designated broker/dealers, including the Distributor, in connection with such broker/dealer's payment of certain of the Funds' expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    Since the Trust does not market its shares through intermediary broker-dealers, it is not the Trust's practice to allocate brokerage business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place Fund orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.


    The portfolio turnover rate for the Hawaii Municipal Bond Fund was 27.41%
for the fiscal year ended December 31, 1996, and     % for the fiscal year ended
December 31, 1997. For the fiscal year ended December 31, 1997, the portfolio
turnover rate for the Equity Fund was     % and the High Grade Income Fund was
    %.

    For the Trust's fiscal year ended December 31, 1996, the Trust paid no brokerage fees. For the fiscal year ended December 31, 1997, the Trust paid
      .


                             DESCRIPTION OF SHARES

    The Agreement and Declaration of Trust authorizes the issuance of an unlimited number of shares of each series. Each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds, Shareholders have no preemptive rights. The Agreement and Declaration of Trust provide that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

                                5% SHAREHOLDERS


    As of February 6, 1998, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds.


                        BISHOP STREET MONEY MARKET FUND


           NAME AND ADDRESS               NUMBER OF SHARES     PERCENT OF FUND
---------------------------------------  -------------------  -----------------
First Hawaiian Bank                           223,852,778.31          98.27%
Asset Management Div.
Attn: Bishop Street Funds Dept.
P.O. Box 3708
Honolulu, HI 96811-3708

                      BISHOP STREET HIGH GRADE INCOME FUND


           NAME AND ADDRESS              NUMBER OF SHARES   PERCENT OF FUND
---------------------------------------  -----------------  ---------------
First Hawaiian Bank                          2,570,679.41          99.73%
Asset Management Div.
Attn: Bishop Street Funds Dept.
P.O. Box 3708
Honolulu, HI 96811-3708


                    BISHOP STREET HAWAII MUNICIPAL BOND FUND


           NAME AND ADDRESS              NUMBER OF SHARES    PERCENT OF FUND
---------------------------------------  -----------------  -----------------
First Hawaiian Bank                         1,020,359.144           37.17%
Asset Management Div.
Attn: Bishop Street Funds Dept.
P.O. Box 3708
Honolulu, HI 96811-3708

First Hawaiian Bank                           676,355.970           24.64%
Asset Management Div.
Attn: Bishop Street Funds Dept.
P.O. Box 3708
Honolulu, HI 96811-3708


                    BISHOP STREET TREASURY MONEY MARKET FUND


           NAME AND ADDRESS              NUMBER OF SHARES   PERCENT OF FUND
---------------------------------------  -----------------  ---------------
First Hawaiian Bank                        228,596,743.10         100.00%
Trust and Investments Div.
Attn: Bishop Street Funds Dept.
P.O. Box 3708
Honolulu, HI 96811-3708


                           BISHOP STREET EQUITY FUND


           NAME AND ADDRESS              NUMBER OF SHARES   PERCENT OF FUND
---------------------------------------  -----------------  ---------------
First Hawaiian Bank                          5,683,144.21          99.73%
Asset Management Div.
Attn: Bishop Street Funds Dept.
P.O. Box 3708
Honolulu, HI 96811-3708


                             FINANCIAL INFORMATION


    The Trust's financial statements for the fiscal year ended December 31, 1996, including notes thereto and the report of Coopers & Lybrand L.L.P. thereon, are herein incorporated by reference. A copy of the 1997 Annual Report must accompany the delivery of this Statement of Additional Information.

                                    APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Limited and IBCA, Inc. (together, "IBCA").

    Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1+ and 2, to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a safety regarding timely payment but not as high as A-1.

    Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of the "highest" quality and "higher" quality respectively on the basis of relative repayment capacity.

    The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

    Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Ratings of Duff-1 are further refined by the gradations of "1+" and "1-." Issues rated Duff-1+ have the highest certainty of timely payment, outstanding short term liquidity, and safety just below risk-free U.S. Treasury short-term obligations. Issues rated Duff-1- have high certainty of timely payment, strong liquidity factors supported by good fundamental protection factors, and small risk factors. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

    The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

DESCRIPTION OF CORPORATE BOND RATINGS

    The following descriptions of corporate bond ratings have been published by S&P, Moody's, Fitch, Duff and IBCA.

    Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    Bonds which are rated BBB by S&P are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Debt rated Baa by Moody's is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market. Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

    Bonds rated AAA by Duff are judged by Duff to be of the highest credit quality, with negligible risk factors being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by Duff are judged by Duff to be of high credit quality with strong protection factors and risk that is modest but that may vary slightly from time to time because of economic conditions. Bonds rated A by Duff are judged by Duff to have average but adequate protection factors. However, risk factors are more variable and greater in periods of economic stress. Bonds rated BBB by Duff are judged by Duff as having below average protection factors but still considered sufficient for prudent investment, with considerable variability in risk during economic cycles.

    Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly. Obligations for which there is a low expectation on investment risk are rated A by IBCA. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk. Obligations for which there is currently a low expectation of investment risk are rated BBB by IBCA. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

                              BISHOP STREET FUNDS

                           PART C: OTHER INFORMATION


                         POST-EFFECTIVE AMENDMENT NO. 7


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS:

    (a) Financial Statements


        Part A: Financial and Performance Highlights



        Part B: None


    (b) Additional Exhibits

       1 Agreement and Declaration of Trust of the Registrant as originally filed with the Registrant's Registration Statement on June 20, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

       1(a) Amended and Restated Agreement and Declaration of Trust as originally filed with the Registrant's Pre-Effective Amendment No. 1 on September 7, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

       2 By-Laws of the Registrant as originally filed with the Registrant's Registration Statement on June 20, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

       2(a) Amended By-Laws of the Registrant as originally filed with the Registrant's Pre-Effective Amendment No. 1 on September 7, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.


       2(b) Amended By-Laws of the Registrant is filed herewith.


       5(a) Investment Advisory Agreement between the Registrant and First
           Hawaiian Bank, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

       5(b) Investment Sub-Advisory Agreement by and among the Registrant, First
           Hawaiian Bank and Wellington Management Company, LLP, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

       5(c) Amended and Restated Investment Sub-Advisory Agreement by and among the Registrant, First Hawaiian Bank and Wellington Management Company, LLP, incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed April 30, 1997.

       5(d) Schedule B dated April 30, 1996, to the Investment Advisory
           Agreement dated January 27, 1995, between the Registrant and First Hawaiian Bank, incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed April 30, 1997.

       6 Distribution Agreement between the Registrant and SEI Financial Services Company, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

       8 Custodian Agreement between the Registrant and Chemical Bank, N.A., incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

       9(a) Administration Agreement between the Registrant and SEI Financial
           Management Corporation, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

       9(b) Transfer Agent Agreement between the Registrant and Supervised
           Service Company, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

       9(c) Consent to Assignment and Assumption of the Administration Agreement between the Trust and SEI Financial Management Corporation to SEI Fund Resources, incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed April 30, 1997.

       10 Opinion and Consent of Counsel as originally filed with the Registrant's Pre-Effective Amendment No. 1 on September 7, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

       11  Consent of Independent Public Accountants, filed herewith

       15 12b-1 Plan as originally filed with the Registrant's Pre-Effective Amendment No. 1 on September 7, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

       16 Performance Calculations as originally filed with the Registrant's Pre-Effective Amendment No. 1 on September 7, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

       18 Rule 18f-3 Plan as originally filed with the Registrant's Post-Effective Amendment No. 1 on July 31, 1995, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.



       27  Financial Data Schedules -- Not Applicable


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:


    See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Investments Distribution Co., other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES:


    The number of record holders of each class as of February 6, 1998:



                                                                                    NUMBER OF
TITLE OF CLASS                                                                   RECORD HOLDERS
------------------------------------------------------------------------------  -----------------
Bishop Street High Grade Income Fund..........................................              5
Bishop Street Hawaii Municipal Bond Fund......................................            313
Bishop Street Equity Fund.....................................................              9
Bishop Street Money Market Fund...............................................             99
Bishop Street Treasury Money Market Fund......................................              3


ITEM 27.  INDEMNIFICATION:

    Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND INVESTMENT SUB-ADVISER:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal executive officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

FIRST HAWAIIAN BANK


             NAME AND POSITION                                  NAME OF                         CONNECTION WITH
          WITH INVESTMENT ADVISER                            OTHER COMPANY                       OTHER COMPANY
--------------------------------------------  --------------------------------------------  ------------------------
John W.A. Buyers                              C. Brewer & Co., Ltd.                         Chairman and Chief
  Director                                                                                    Executive Officer
Albert C.K. Chun-Hoon                                              --                       Orthopedic Surgeon
  Director
John C. Couch                                 Alexander & Baldwin, Inc.                     Chairman, President and
  Director                                                                                    Chief Executive
                                                                                              Officer
Walter A. Dods, Jr.                           First Hawaiian, Inc.                          Chairman and Chief
  Director, Chairman and Chief Executive                                                      Executive Officer
  Officer
Craig D. Eerkes                               Tri-City Oil Company                          Chairman and Chief
  Director                                                                                    Executive Officer
Dr. Julia Ann Frohlich                        Blood Bank of Hawaii                          President
  Director
Paul Mullin Ganley                            Estate of S.M. Damon Carlsmith, Ball,         Trustee
  Director                                      Wichman, Murray, Case & Ichiki                Partner
David M. Haig                                 Estate of S.M. Damon                          Trustee
  Director
Warren H. Haruki                              GTE Hawaiian Tel                              President
  Director
Howard K. Hiroki                              Coopers & Lybrand                             Partner (retired)
  Director
John A. Hoag                                  First Hawaiian, Inc.                          President (retired)
  Director
David C. Hulihee                              Royal Contracting Co., Ltd.                   President and Treasurer
  Director
Glenn A. Kaya                                 Hawaii Seiyu, Ltd.                            President
  Director
Dr. Richard R. Kelley                         Outrigger Enterprises                         Chairman of the Board
  Director
Bert T. Kobayashi, Jr.                        Kobayashi, Sugita & Goda                      Principal
  Director
Dr. Richard T. Mamiya                         Richard Mamiya, M.D., Inc.                    Heart Surgeon
  Director
Dr. Fujio Matsuda                             Pacific International Center for High         Chairman
  Director                                      Technology Research
Dr. Roderick F. McPhee                        Punahou School                                President (retired)
  Director
George P. Shea, Jr.                           First Insurance Company of Hawaii, Ltd.       Chairman, President and
  Director                                                                                    Chief Executive
                                                                                              Officer (retired)

             NAME AND POSITION                                  NAME OF                         CONNECTION WITH
          WITH INVESTMENT ADVISER                            OTHER COMPANY                       OTHER COMPANY
--------------------------------------------  --------------------------------------------  ------------------------
R. Dwayne Steele                              Grace Pacific Corporation                     Chairman
  Director
John K. Tsui                                  First Hawaiian, Inc.                          President
  Director, President & Chief Operating
  Officer
Jenai Sullivan Wall                           Foodland Super Market, Ltd.                   President
  Director
Gen. Fred C. Weyand                           Estate of S.M. Damon                          Trustee
  Director
James C. Wo                                   Bojim Investments                             Chairman and Chief
  Director                                                                                    Executive Officer
                                              BJ Management Corp.                           Vice President and
                                                                                              Treasurer
Robert C. Wo                                  BJ Management Corp.                           President and Secretary
  Director
                                              C.S. Wo & Sons, Ltd.                          Chairman
Howard H. Karr                                                     --                                  --
  Vice Chairman
Donald G. Horner                                                   --                                  --
  Vice Chairman
Robert A. Alm                                                      --                                  --
  Senior Vice President
Gary L. Caulfield                                                  --                                  --
  Executive Vice President
Anthony R. Guerrero, Jr.                                           --                                  --
  Executive Vice President
Thomas P. Huber                                                    --                                  --
  Executive Vice President and General
  Counsel
Gerald M. Pang                                                     --                                  --
  Executive Vice President and Chief Credit
  Officer
Barbara S. Tomber                                                  --                                  --
  Executive Vice President
Albert M. Yamada                                                   --                                  --
  Executive Vice President and Chief
  Financial Officer
Lily K. Yao                                                        --                                  --
  Vice Chairman

WELLINGTON MANAGEMENT COMPANY

    The list required by this Item 28 of officers and directors of Wellington Management Company, LLP, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Wellington Management Company, LLP, pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15908).

ITEM 29.  PRINCIPAL UNDERWRITER:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.


    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:



SEI Daily Income Trust                     July 15, 1982
SEI Liquid Asset Trust                     November 29, 1982
SEI Tax Exempt Trust                       December 3, 1982
SEI Index Funds                            July 10, 1985
SEI Institutional Managed Trust            January 22, 1987
SEI International Trust                    August 30, 1988
The Advisors' Inner Circle Fund            November 14, 1991
The Pillar Funds                           February 28, 1992
CUFUND                                     May 1, 1992
STI Classic Funds                          May 29, 1992
CoreFunds, Inc.                            October 30, 1992
First American Funds, Inc.                 November 1, 1992
First American Investment Funds, Inc.      November 1, 1992
The Arbor Fund                             January 28, 1993
Boston 1784 Funds-Registered Trademark-    June 1, 1993
The PBHG Funds, Inc.                       July 16, 1993
Marquis Funds-Registered Trademark-        August 17, 1993
Morgan Grenfell Investment Trust           January 3, 1994
The Achievement Funds Trust                December 27, 1994
CrestFunds, Inc.                           March 1, 1995
STI Classic Variable Trust                 August 18, 1995
ARK Funds                                  November 1, 1995
Monitor Funds                              January 11, 1996
FMB Funds, Inc.                            March 1, 1996
SEI Asset Allocation Trust                 April 1, 1996
TIP Funds                                  April 28, 1996
SEI Institutional Investments Trust        June 14, 1996
First American Strategy Funds, Inc.        October 1, 1996
HighMark Funds                             February 15, 1997
Armada Funds                               March 8, 1997
PBHG Insurance Series Fund, Inc.           April 1, 1997
The Expedition Funds                       June 9, 1997
TIP Institutional Funds                    January 1, 1998



    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                               POSITION AND OFFICE                        POSITIONS AND OFFICES
          NAME                                   WITH UNDERWRITER                            WITH REGISTRANT
-------------------------  ------------------------------------------------------------  ------------------------
Alfred P. West, Jr.        Director, Chairman & Chief Executive Officer                             --

Henry H. Greer             Director, President & Chief Operating Officer                            --

Carmen V. Romeo            Director, Executive Vice President & President--                         --
                             Investment Advisory Group

Gilbert L. Beebower        Executive Vice President                                                 --

Richard B. Lieb            Executive Vice President, President--Investment Services                 --
                             Division

Dennis J. McGonigle        Executive Vice President                                                 --

Leo J. Dolan, Jr.          Senior Vice President                                                    --

Carl A. Guarino            Senior Vice President                                                    --

Larry Hutchison            Senior Vice President                                                    --

David G. Lee               Senior Vice President                                         President and Chief
                                                                                           Executive Officer

Jack May                   Senior Vice President                                                    --

A. Keith McDowell          Senior Vice President                                                    --

Hartland J. McKeown        Senior Vice President                                                    --

Barbara J. Moore           Senior Vice President                                                    --

Kevin P. Robins            Senior Vice President, General Counsel & Secretary            Vice President and
                                                                                           Assistant Secretary

Robert Wagner              Senior Vice President                                                    --

Patrick K. Walsh           Senior Vice President                                                    --

Robert Aller               Vice President                                                           --

Gordon W. Carpenter        Vice President                                                           --

Todd Cipperman             Vice President & Assistant Secretary                          Vice President and
                                                                                           Assistant Secretary

Robert Crudup              Vice President & Managing Director                                       --

Barbara Doyne              Vice President                                                           --

Jeff Drennen               Vice President                                                           --

Vic Galef                  Vice President & Managing Director                                       --

Kathy Heilig               Vice President & Treasurer                                               --

Michael Kantor             Vice President                                                           --

Samuel King                Vice President                                                           --

Kim Kirk                   Vice President & Managing Director                                       --

                                               POSITION AND OFFICE                        POSITIONS AND OFFICES
          NAME                                   WITH UNDERWRITER                            WITH REGISTRANT
-------------------------  ------------------------------------------------------------  ------------------------
Donald H. Korytowski       Vice President                                                           --

John Krzeminski            Vice President & Managing Director                                       --

Carolyn McLaurin           Vice President & Managing Director                                       --

W. Kelso Morrill           Vice President                                                           --

Mark Nagle                 Vice President                                                           --

Joanne Nelson              Vice President                                                           --

Sandra K. Orlow            Vice President & Assistant Secretary                          Vice President and
                                                                                           Assistant Secretary

Cynthia M. Parrish         Vice President & Assistant Secretary                                     --

Donald Pepin               Vice President & Managing Director                                       --

Kim Rainey                 Vice President                                                           --

Rob Redican                Vice President                                                           --

Mark Samuels               Vice President & Managing Director                                       --

Steve Smith                Vice President                                                           --

Daniel Spaventa            Vice President                                                           --

Kathryn L. Stanton         Vice President & Assistant Secretary                          Vice President and
                                                                                           Assistant Secretary

Wayne M. Withrow           Vice President & Managing Director                                       --

James Dougherty            Director of Brokerage Services                                           --


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

           Chase Manhattan Bank
           4 New York Plaza
           New York, New York 10004

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
    (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

           SEI Fund Resources
           Oaks, Pennsylvania 19456

        (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
    the required books and records are maintained at the principal offices of the Registrant's Adviser and Sub-Adviser:

First Hawaiian Bank                    Wellington Management Company, LLP
1132 Bishop Street                     75 State Street
17th Floor                             Boston, Massachusetts 02109
Honolulu, Hawaii 96813

ITEM 31.  MANAGEMENT SERVICES:

    None.

ITEM 32.  UNDERTAKINGS:

    Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

    Registrant hereby undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

    Registrant undertakes to furnish each person to whom a prospectus for any series of the Registrant is delivered with a copy of the Registrant's latest annual report to shareholders for such series, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 7 to Registration Statement No. 33-80514 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Honolulu, State of Hawaii on the 25th day of February, 1998.


                                By:               /s/ DAVID G. LEE
                                     -----------------------------------------
                                                    David G. Lee
                                       PRESIDENT AND CHIEF EXECUTIVE OFFICER

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


     /s/ MARTIN ANDERSON
------------------------------  Trustee                      February 25, 1998
       Martin Anderson

     /s/ PHILIP H. CHING
------------------------------  Trustee                      February 25, 1998
       Philip H. Ching

     /s/ SHUNICHI KIMURA
------------------------------  Trustee                      February 25, 1998
       Shunichi Kimura

  /s/ WILLIAM S. RICHARDSON
------------------------------  Trustee                      February 25, 1998
    William S. Richardson

   /s/ MANUEL R. SYLVESTER
------------------------------  Trustee                      February 25, 1998
     Manuel R. Sylvester

     /s/ JOYCE S. TSUNODA
------------------------------  Trustee                      February 25, 1998
       Joyce S. Tsunoda

       /s/ DAVID G. LEE
------------------------------  Trustee, President and       February 25, 1998
         David G. Lee             Chief Executive Officer

    /s/ ROBERT DELLACROCE
------------------------------  Controller and Chief         February 25, 1998
      Robert DellaCroce           Financial Officer

                                 EXHIBIT INDEX


      NAME                                                     EXHIBIT
-----------------  -----------------------------------------------------------------------------------------------
EX-99.B1           Agreement and Declaration of Trust of the Registrant dated May 25, 1994, as originally filed with the Registrant's Registration Statement on June 20, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on
                     Form N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.B1(a)        Amended and Restated Agreement and Declaration of Trust as originally filed with the
                     Registrant's Pre-Effective Amendment No. 1 on September 7, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on
                     Form N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.B2           By-Laws of the Registrant as originally filed with the Registrant's Registration Statement on
                     June 20, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the
                     Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29,
                     1996.

EX-99.B2(a)        Amended By-Laws of the Registrant as originally filed with the Registrant's Pre-Effective
                     Amendment No. 1 on September 7, 1994, incorporated herein by reference to Post-Effective
                     Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514),
                     as filed February 29, 1996.

EX-99.B2(b)        Amended By-Laws of the Registrant is filed herewith.

EX-99.B5(a)        Investment Advisory Agreement between the Registrant and First Hawaiian Bank, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration
                     Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.B5(b)        Investment Sub-Advisory Agreement by and among the Registrant, First Hawaiian Bank and
                     Wellington Management Company, LLP, incorporated herein by reference to Post-Effective
                     Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514),
                     as filed February 29, 1996.

EX-99.B5(c)        Amended and Restated Investment Sub-Advisory Agreement by and among the Registrant, First
                     Hawaiian Bank and Wellington Management Company, LLP, incorporated herein by reference to
                     Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File
                     No. 33-80514), as filed April 30, 1997.

EX-99.B5(d)        Schedule B dated April 30, 1996, to the Investment Advisory Agreement dated January 27, 1995, between the Registrant and First Hawaiian Bank, incorporated herein by reference to
                     Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File
                     No. 33-80514), as filed April 30, 1997.

EX-99.B6           Distribution Agreement between the Registrant and SEI Financial Services Company, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration
                     Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.B8           Custodian Agreement between the Registrant and Chemical Bank, N.A., incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on
                     Form N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.B9(a)        Administration Agreement between the Registrant and SEI Financial Management Corporation,
                     incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's
                     Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

      NAME                                                     EXHIBIT
-----------------  -----------------------------------------------------------------------------------------------
EX-99.B9(b)        Transfer Agent Agreement between the Registrant and Supervised Service Company, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration
                     Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.B9(c)        Consent to Assignment and Assumption of the Administration Agreement between the Trust and SEI
                     Financial Management Corporation to SEI Fund Resources, incorporated herein by reference to
                     Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File
                     No. 33-80514), as filed April 30, 1997.

EX-99.B10          Opinion and Consent of Counsel as originally filed with the Registrant's Pre-Effective
                     Amendment No. 1 on September 7, 1994, incorporated herein by reference to Post-Effective
                     Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514),
                     as filed February 29, 1996.

EX-99.B11          Consent of Independent Public Accountants, filed herewith.

EX-99.B15          12b-1 Plan as originally filed with the Registrant's Pre-Effective Amendment No. 1 on September
                     7, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the
                     Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29,
                     1996.

EX-99.B16          Performance Calculations as originally filed with the Registrant's Pre-Effective Amendment No.
                     1 on September 7, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February
                     29, 1996.

EX-99.B18          Rule 18f-3 Plan as originally filed with the Registrant's Post-Effective Amendment No. 1 on
                     July 31, 1995, incorporated herein by reference to Post-Effective Amendment No. 3 to the
                     Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29,
                     1996.

EX-99.B27          Financial Data Schedules -- Not Applicable